T. ROWE PRICE Multi-Strategy Total Return Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
MercadoLibre (USD) (1) 41 64
Tenaris (EUR)  1,442 15
79
Government Bonds 0.0%
Republic of Argentina, 0.00%, 12/15/35 (USD)  900,000 6
6
Total Argentina (Cost
$85
)
85
AUSTRALIA 0.1%
Common Stocks 0.1%
ALS  2,272 21
BHP Group  1,176 46
IGO  3,009 21
Northern Star Resources  2,068 16
OZ Minerals  900 15
Total Australia (Cost
$118
)
119
AUSTRIA 0.0%
Common Stocks 0.0%
BAWAG Group  579 33
Erste Group Bank  606 23
Mayr Melnhof Karton  61 13
Total Austria (Cost
$69
)
69
BRAZIL 0.5%
Common Stocks 0.3%
Boa Vista Servicos  7,037 15
Magazine Luiza  47,249 187
Rede D'Or Sao Luiz  2,934 39
StoneCo, Class A (USD) (1) 3,418 201
Unifique Telecomunicacoes (1) 104,024 177
619

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.2%
BRF, 5.75%, 9/21/50 (USD) (2) 400,000 407
407
Total Brazil (Cost
$1,035
)
1,026
CANADA 0.4%
Common Stocks 0.4%
Brookfield Asset Management, Class A (USD) (3) 381 21
Canadian Pacific Railway (USD)  587 44
Enbridge (USD)  540 21
Enerflex  1,800 10
ERO Copper (1) 981 20
Magna International (USD)  578 48
MDA (1)(3) 1,864 24
Pan American Silver (USD)  526 15
Shopify, Class A (USD) (1) 317 475
Summit Industrial Income REIT  1,269 19
Sun Life Financial (USD)  656 34
TC Energy (USD)  419 20
Wesdome Gold Mines (1) 1,757 18
769
Corporate Bonds 0.0%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (2) 105,000 111
111
Total Canada (Cost
$808
)
880
CHINA 1.6%
Common Stocks 0.5%
58.com (USD) (1)(4) 22,100 —
Alibaba Group Holding (HKD) (1) 4,500 110
Alibaba Group Holding, ADR (USD) (1) 321 63
BeiGene, ADR (USD) (1) 50 16
Beijing Capital International Airport, H Shares (HKD) (1) 34,000 20
Bilibili, ADR (USD) (1) 825 71
China Mengniu Dairy (HKD)  5,000 27
Huazhu Group, ADR (USD) (1) 5,335 240
I-Mab, ADR (USD) (1) 835 65
Kanzhun, ADR (USD) (1) 1,574 54
Li Ning (HKD)  2,500 26
Pinduoduo, ADR (USD) (1) 695 64

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Renrui Human Resources Technology Holdings (HKD) (3) 6,300 8
Tencent Holdings (HKD)  1,600 96
Trip.com Group, ADR (USD) (1) 4,401 114
Zai Lab, ADR (USD) (1) 97 14
Zhongsheng Group Holdings (HKD)  4,000 37
1,025
Common Stocks - China A Shares 0.2%
Deppon Logistics, A Shares (CNH)  9,400 14
Gree Electric Appliances of Zhuhai, A Shares (CNH)  26,700 196
Huayu Automotive Systems, A Shares (CNH)  7,000 21
NARI Technology, A Shares (CNH)  11,440 56
287
Corporate Bonds 0.9%
Guangzhou Metro Investment Finance BVI, 2.31%, 9/17/30
(USD)  600,000 582
Kaisa Group Holdings, 11.50%, 1/30/23 (USD)  200,000 172
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (3) 400,000 371
Times China Holdings, 5.75%, 1/14/27 (USD) (3) 718,000 646
Yuzhou Group Holdings, 6.00%, 10/25/23 (USD)  200,000 159
1,930
Total China (Cost
$3,572
)
3,242
DENMARK 0.1%
Common Stocks 0.1%
Ascendis Pharma, ADR (USD) (1) 737 87
Genmab (1) 45 20
Total Denmark (Cost
$115
)
107
FINLAND 0.0%
Common Stocks 0.0%
Kojamo  585 14
Sampo, A Shares  447 22
Stora Enso, R Shares  857 17
UPM-Kymmene  807 33
Total Finland (Cost
$81
)
86

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 0.6%
Common Stocks 0.6%
Air Liquide  133 23
Airbus (1) 4,458 612
Alstom (1)(3) 1,882 78
Imerys  306 14
Legrand  82 9
LVMH Moet Hennessy Louis Vuitton  123 99
Pernod Ricard  121 27
Safran  286 37
Schneider Electric  110 18
Teleperformance  128 54
Thales  370 39
TotalEnergies  1,827 80
Valeo  970 28
Verallia  563 21
Total France (Cost
$1,164
)
1,139
GERMANY 0.6%
Bank Loans 0.1% (5)
TK Elevator U.S. Newco, FRN, 1M USD LIBOR + 4.25%, 4.404%,
7/30/27 (USD)  198,504 198
198
Common Stocks 0.3%
BioNTech, ADR (USD) (1) 247 81
Covestro  227 15
Delivery Hero (1) 198 29
Infineon Technologies  5,015 192
KION Group  584 62
Merck  97 20
Siemens  882 138
Zalando (1) 234 26
563
Corporate Bonds 0.1%
Vertical Holdco, 7.625%, 7/15/28 (USD) (2) 200,000 216
216
Preferred Stocks 0.1%
Sartorius  349 211

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Volkswagen  263 64
275
Total Germany (Cost
$1,194
)
1,252
GREECE 0.2%
Common Stocks 0.2%
Alpha Services and Holdings (1) 48,866 63
Eurobank Ergasias Services & Holdings (1) 113,728 107
National Bank of Greece (1) 33,296 94
Piraeus Financial Holdings (1) 56,039 97
Total Greece (Cost
$347
)
361
HONG KONG 0.0%
Common Stocks 0.0%
Samsonite International (1) 15,600 29
Sun Hung Kai Properties  1,500 22
Total Hong Kong (Cost
$60
)
51
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank (1) 6,190 334
Wizz Air Holdings (GBP) (1) 546 37
Total Hungary (Cost
$261
)
371
INDIA 0.5%
Common Stocks 0.5%
Axis Bank (1) 32,942 315
HDFC Bank  13,674 263
Housing Development Finance  6,666 219
Kotak Mahindra Bank (1) 12,397 277
Voltas  1,553 22
Total India (Cost
$1,021
)
1,096
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  103,000 213

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Sarana Menara Nusantara  235,900 24
Total Indonesia (Cost
$236
)
237
ISRAEL 0.1%
Common Stocks 0.1%
Monday.com (USD) (1) 191 42
Riskified, Class A (USD) (1) 8,650 237
Total Israel (Cost
$217
)
279
ITALY 0.3%
Common Stocks 0.3%
Davide Campari-Milano  2,410 34
Ferrari (USD)  1,582 345
GVS  1,409 22
PRADA (HKD)  20,200 158
Total Italy (Cost
$532
)
559
JAPAN 0.9%
Common Stocks 0.9%
Asics  700 16
Bridgestone  800 35
Daikin Industries  200 42
Fancl  5,300 169
Hamamatsu Photonics  2,800 156
Harmonic Drive Systems (3) 2,500 138
Hoshizaki  700 59
Industrial & Infrastructure Fund Investment (3) 11 21
Istyle (1) 3,600 15
Keyence  100 56
Komatsu  2,300 58
Matsumotokiyoshi Holdings  400 18
Mitsui Fudosan  1,000 23
Miura  1,000 44
Recruit Holdings  10,400 539
Seven & i Holdings  700 31
Shin-Etsu Chemical  100 16
SMC  100 59
Sompo Holdings  200 8
Sony Group  2,900 303
Stanley Electric  1,300 34

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SUMCO  600 14
Suzuki Motor  1,800 73
Total Japan (Cost
$1,932
)
1,927
NETHERLANDS 0.3%
Common Stocks 0.3%
Adyen (1) 47 127
Akzo Nobel  250 31
Argenx, ADR (USD) (1) 166 51
ASML Holding  402 307
Heineken  273 32
ING Groep  2,493 32
Koninklijke DSM  119 24
TKH Group, CVA  758 40
Total Netherlands (Cost
$592
)
644
NORWAY 0.0%
Common Stocks 0.0%
Aker BP  638 17
Borregaard  727 19
Equinor  2,021 40
Total Norway (Cost
$82
)
76
PERU 0.0%
Common Stocks 0.0%
Southern Copper (USD)  323 21
Total Peru (Cost
$21
)
21
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  3,619 35
Jeronimo Martins  1,021 21
Total Portugal (Cost
$62
)
56

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.3%
Common Stocks 0.3%
Sea, ADR (USD) (1) 2,158 596
Total Singapore (Cost
$569
)
596
SOUTH AFRICA 0.2%
Government Bonds 0.2%
Republic of South Africa, 8.00%, 1/31/30  5,775,000 375
Total South Africa (Cost
$340
)
375
SOUTH KOREA 0.1%
Common Stocks 0.1%
Coupang (USD) (1)(3) 2,660 97
Total South Korea (Cost
$103
)
97
SPAIN 0.2%
Common Stocks 0.2%
Amadeus IT Group, A Shares (1) 4,339 284
Cellnex Telecom  580 38
Total Spain (Cost
$365
)
322
SWEDEN 0.5%
Bank Loans 0.2% (5)
All-Star Bidco, FRN, 1M USD LIBOR + 3.50%, 7/21/28 (USD) (6) 300,000 299
299
Common Stocks 0.2%
Alfa Laval  1,396 58
Atlas Copco, B Shares  418 24
Boliden  1,427 56
Epiroc, Class B  1,080 22
Hexagon, B Shares  1,693 28
Hexpol  1,140 15
Lundin Energy  678 21
Sandvik  641 17
Spotify Technology (USD) (1) 142 32
Svenska Cellulosa, Class B  10,107 188

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Swedbank, A Shares  1,069 21
Swedish Match  1,854 16
498
Corporate Bonds 0.1%
Verisure Holding, FRN, 3M EURIBOR + 5.00%, 5.00%, 4/15/25
(EUR) (2) 100,000 121
121
Total Sweden (Cost
$879
)
918
SWITZERLAND 0.2%
Common Stocks 0.2%
Cie Financiere Richemont  267 34
Montana Aerospace (1) 2,840 108
Nestle  550 70
Roche Holding  103 40
Sophia Genetics (USD) (1) 4,296 67
Zurich Insurance Group  52 21
Total Switzerland (Cost
$326
)
340
TAIWAN 0.2%
Common Stocks 0.2%
Taiwan Semiconductor Manufacturing  24,000 502
Total Taiwan (Cost
$511
)
502
TURKEY 0.0%
Common Stocks 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (USD) (1) 3,106 41
Total Turkey (Cost
$37
)
41
UNITED KINGDOM 1.3%
Common Stocks 1.3%
Ashtead Group  5,463 409
ASOS (1) 245 13
AstraZeneca, ADR (USD)  912 52
Atotech (USD) (1) 1,389 34
Aviva  1,664 9
Baltic Classifieds Group (1) 64,814 198

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Croda International  178 21
Derwent London  5,097 257
Direct Line Insurance Group  5,465 23
Dr. Martens (1) 2,387 14
Experian  6,525 287
Farfetch, Class A (USD) (1) 1,275 64
Genuit Group  6,384 57
Hargreaves Lansdown  613 14
Helios Towers (1) 6,505 15
HomeServe  2,502 32
IMI  541 13
London Stock Exchange Group  6,000 626
Melrose Industries  18,537 41
Mondi  1,243 34
Next (1) 135 15
Novocure (USD) (1) 110 17
Prudential  684 13
Smiths Group  3,009 65
THG (1) 2,544 21
Trainline (1) 24,478 115
Unilever (EUR)  974 56
UNITE Group  1,042 17
Weir Group (1) 2,279 55
Whitbread (1) 600 25
Total United Kingdom (Cost
$2,534
)
2,612
UNITED STATES 60.0%
Bank Loans 11.8% (5)
Agiliti Health, FRN, 1M USD LIBOR + 2.75%, 3.50%, 1/4/26  192,232 191
Alphabet Holding, FRN, 3M USD LIBOR + 7.75%, 7.842%,
9/26/25  218,750 219
Applied Systems, FRN, 1M USD LIBOR + 3.25%, 3.75%,
9/19/24  298,385 297
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 6.25%,
9/19/25  175,000 177
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
3.50%, 4.50%, 11/20/23 (4) 394,014 393
Asurion, FRN, 1M USD LIBOR + 3.13%, 3.217%, 11/3/23 (6) 543,358 537
Asurion, FRN, 1M USD LIBOR + 5.25%, 1/30/29 (6) 300,000 298
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.342%, 1/31/28  101,879 101
Bausch Health Americas, FRN, 3M USD LIBOR + 2.75%,
11/27/25 (6) 400,000 396
BY Crown Parent, FRN, 1M USD LIBOR + 3.00%, 4.00%, 2/2/26  1,196,977 1,189

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Camelot Finance, FRN, 1M USD LIBOR + 3.00%, 4.00%,
10/30/26  298,500 298
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 4.50%,
12/1/27 (6) 163,628 163
Cincinnati Bell, FRN, 3M USD LIBOR + 3.25%, 4.25%, 10/2/24  494,157 493
City Brewing, FRN, 1M USD LIBOR + 3.50%, 4.25%, 4/5/28  175,000 173
CommerceHub, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/29/27  497,500 498
CommerceHub, FRN, 1M USD LIBOR + 7.00%, 7.75%, 12/29/28  100,000 101
Cvent, FRN, 3M USD LIBOR + 3.75%, 3.842%, 11/29/24 (6) 398,653 397
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28  110,000 111
Diamond Resorts International, FRN, 3M USD LIBOR + 3.75%,
6.00%, 9/2/23  497,429 497
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/9/27  129,350 129
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%,
6.837%, 7/20/26 (6) 405,000 406
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.25%,
4.25%, 7/19/24  393,979 393
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  130,000 134
Filtration Group, FRN, 1M USD LIBOR + 3.75%, 4.50%, 3/29/25  397,000 397
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 3.092%,
10/7/26  88,240 87
Fort Dearborn Holding, FRN, 3M USD LIBOR + 4.00%,
10/19/23 (6) 300,000 300
Golden Nugget, FRN, 1M USD LIBOR + 2.50%, 3.25%,
10/4/23 (6) 795,486 787
Hertz, FRN, 1M USD LIBOR + 7.25%, 12/31/21  118,182 118
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24  296,947 297
IG Investments Holdings, FRN, 1M USD LIBOR + 3.75%, 4.75%,
5/23/25  104,800 105
Infinite Bidco, FRN, 1M USD LIBOR + 3.75%, 4.25%, 3/2/28  200,000 199
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 7.50%, 3/2/29  200,000 201
Intelsat Jackson Holdings, Fixed + 8.63%, 8.625%, 1/2/24  60,000 61
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
8.00%, 11/27/23 (6) 185,000 188
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
6.50%, 7/13/22  276,030 278
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 6.50%,
8.75%, 1/2/24  220,000 224
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27  412,925 411
Jane Street Group, FRN, 1M USD LIBOR + 2.75%, 2.842%,
1/26/28  487,550 480
LABL, FRN, 1M USD LIBOR + 4.00%, 7/2/26 (6) 300,000 299
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24  89,386 89
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.337%, 2/23/29  300,000 304
MH Sub I, FRN, 3M USD LIBOR + 3.50%, 3.592%, 9/13/24  296,915 295
MIC GLEN, FRN, 1M USD LIBOR + 6.75%, 6/18/29 (6) 400,000 401

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Mitchell International, FRN, 3M USD LIBOR + 3.25%, 3.342%,
11/29/24  299,227 295
New Trojan Parent, FRN, 1M USD LIBOR + 3.25%, 3.75%,
1/6/28  90,000 89
New Trojan Parent, FRN, 1M USD LIBOR + 7.25%, 7.75%,
1/5/29  300,000 297
Onvoy, FRN, 3M USD LIBOR + 4.50%, 5.50%, 2/10/24  663,306 662
Option Care Health, FRN, 1M USD LIBOR + 3.75%, 3.842%,
8/6/26  497,475 495
Osmose Utilities Services, FRN, 1M USD LIBOR + 3.25%,
6/23/28 (6) 300,000 297
Pactiv Evergreen Group Holdings, FRN, 1M USD LIBOR +
2.75%, 2.842%, 2/5/23  307,682 307
PetSmart, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/11/28  300,000 300
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/17/27  373,125 373
PPD, FRN, 1M USD LIBOR + 2.00%, 2.50%, 1/13/28  399,000 398
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
4.00%, 3/10/28  299,250 297
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28  365,000 363
RealPage, FRN, 1M USD LIBOR + 6.50%, 7.25%, 4/23/29  195,000 201
Rent-A-Center, FRN, 1M USD LIBOR + 4.00%, 4.75%, 2/17/28  399,000 400
Rising Tide Holdings, FRN, 1M USD LIBOR + 8.25%, 9.00%,
6/1/29  200,000 200
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 3.75%,
3.842%, 8/14/26  83,328 83
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
8/14/24 (6) 300,000 295
Sophia, FRN, 1M USD LIBOR + 3.75%, 4.50%, 10/7/27  512,425 512
Sotera Health Holdings, FRN, 1M USD LIBOR + 2.75%, 3.25%,
12/11/26  400,000 398
Sovos Compliance, FRN, 1M USD LIBOR + 4.50%, 7/29/28 (4)
(6) 135,000 135
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%,
2/4/28  495,000 493
Tech Data, FRN, 1M USD LIBOR + 3.50%, 3.592%, 6/30/25  198,500 198
Tech Data, FRN, 1M USD LIBOR + 5.50%, 5.592%, 6/30/25  596,744 597
Transplace Holdings, FRN, 1M USD LIBOR + 3.75%,
10/10/24 (6) 400,000 400
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 3.592%,
4/4/25  149,231 149
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 3.092%,
2/5/26 (6) 224,119 221
Welbilt, FRN, 3M USD LIBOR + 2.50%, 2.592%, 10/23/25  800,000 792
WideOpenWest Finance, FRN, 3M USD LIBOR + 3.25%, 4.25%,
8/18/23  1,500,000 1,495
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27  219,450 219

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/21/28  300,000 302
24,375
Bond Mutual Funds 30.3%
T. Rowe Price Dynamic Credit Fund - I Class, 3.62% (7)(8) 3,025,750 30,893
T. Rowe Price Dynamic Global Bond Fund - I Class, 3.29% (7)(8) 3,183,734 31,455
62,348
Common Stocks 12.5%
10X Genomics, Class A (1) 94 17
AbbVie  549 64
Acadia Realty Trust, REIT  791 17
Acceleron Pharma (1) 324 41
Advanced Micro Devices (1) 2,264 240
AGCO  126 17
Agilent Technologies  382 59
Air Lease  1,404 59
Air Products & Chemicals  108 31
Airbnb, Class A (1) 117 17
Akoya Biosciences (1) 658 11
Alamo Group  107 16
Alexandria Real Estate Equities, REIT  103 21
Alnylam Pharmaceuticals (1) 216 39
Alphabet, Class A (1) 229 617
Alphabet, Class C (1) 79 214
Altice USA, Class A (1) 517 16
Amazon.com (1) 438 1,457
Ameren  245 21
American Campus Communities, REIT  311 16
American International Group  1,375 65
American Tower, REIT  324 92
Amgen  136 33
Amphenol, Class A  1,011 73
Anthem  127 49
Apellis Pharmaceuticals (1) 302 19
Apollo Global Management  520 31
Apple  225 33
Apple Hospitality REIT, REIT  1,074 16
Armstrong World Industries  284 31
Assurant  952 150
Atlassian, Class A (1) 1,229 400
AvalonBay Communities, REIT  1,151 262
Avantor (1) 745 28
Avery Dennison  115 24
Axis Capital Holdings  648 33
Ball  786 64

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Bank of America  11,321 434
Bank of New York Mellon  529 27
BankUnited  579 23
Barings BDC  1,200 13
Becton Dickinson & Company  166 42
Belden  962 47
Bill.com Holdings (1) 1,401 290
Biogen (1) 117 38
Black Knight (1) 284 24
Blend Labs, Class A (1) 6,823 123
Blueprint Medicines (1) 205 18
Boeing (1) 145 33
Booking Holdings (1) 30 65
Bright Horizons Family Solutions (1) 553 83
Bruker  402 33
Burlington Stores (1) 182 61
Cactus, Class A  429 15
Camden Property Trust, REIT  166 25
Capital One Financial  245 40
Capri Holdings (1) 392 22
Carvana (1) 179 60
Catalent (1) 166 20
Caterpillar  121 25
Cboe Global Markets  225 27
CC Neuberger Principal Holdings III (1) 18,421 184
Cedar Fair (1) 755 32
Centene (1) 725 50
Ceridian HCM Holding (1) 175 17
CF Industries Holdings  312 15
ChampionX (1) 625 15
Charles Schwab  9,348 635
Chart Industries (1) 166 26
Charter Communications, Class A (1) 179 133
Chevron  432 44
Chipotle Mexican Grill (1) 22 41
Chubb  481 81
Cigna  232 53
Citizens Financial Group  1,131 48
CM Life Sciences III (1) 11,000 119
CME Group  107 23
CMS Energy  360 22
CNA Financial  619 27
Coca-Cola  1,489 85
Cognex  224 20
Comcast, Class A  1,564 92
ConocoPhillips  1,316 74

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Cooper  41 17
Copart (1) 1,420 209
CoStar Group (1) 550 49
Costco Wholesale  142 61
Coupa Software (1) 336 73
Crowdstrike Holdings, Class A (1) 385 98
Crown Castle International, REIT  370 71
CubeSmart, REIT  380 19
Cummins  249 58
CVRx (1) 1,011 20
Danaher  386 115
Darling Ingredients (1) 304 21
Datadog, Class A (1) 531 59
Deere  65 23
Denali Therapeutics (1) 253 13
Devon Energy  1,021 26
Dexcom (1) 49 25
Dime Community Bancshares  708 23
DocuSign (1) 80 24
Dollar General  163 38
Dominion Energy  164 12
DoorDash, Class A (1) 998 174
Douglas Emmett, REIT  478 16
Doximity, Class A (1) 547 34
DT Midstream (1) 63 3
DTE Energy  116 14
Duolingo (1) 15 2
East West Bancorp  521 37
Element Solutions  922 22
elf Beauty (1) 824 23
Eli Lilly  1,966 479
Encore Capital Group (1) 588 28
Entegris  392 47
Envista Holdings (1) 379 16
EOG Resources  687 50
Equinix, REIT  72 59
Equitable Holdings  985 30
Equity LifeStyle Properties, REIT  234 20
Equity Residential, REIT  2,061 173
Essex Property Trust, REIT  56 18
Estee Lauder, Class A  865 289
Etsy (1) 342 63
Eucrates Biomedical Acquisition (1) 9,800 95
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (1) 3,266 3
Euronet Worldwide (1) 393 56
Exact Sciences (1) 2,793 301

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Exelixis (1) 908 15
Expedia Group (1) 1,631 262
Facebook, Class A (1) 3,034 1,081
Fate Therapeutics (1) 214 18
FedEx  785 220
Fifth Third Bancorp  1,533 56
First American Financial  233 16
Five9 (1) 430 87
Flywire (1) 515 16
Fortive  529 38
Freshpet (1) 735 108
General Electric  46,741 605
Generation Bio (1) 323 7
Goldman Sachs Group  120 45
Graphic Packaging Holding  776 15
Guardant Health (1) 146 16
Hanover Insurance Group  166 23
Hartford Financial Services Group  707 45
HCA Healthcare  183 45
Hess  255 19
Hilton Worldwide Holdings (1) 322 42
Hologic (1) 421 32
Home BancShares  634 13
Home Depot  424 139
Honeywell International  283 66
Hubbell  62 12
HubSpot (1) 332 198
Humana  122 52
Huntington Bancshares  5,213 73
Huntsman  625 16
Incyte (1) 419 32
Ingersoll Rand (1) 1,286 63
Insmed (1) 654 16
Insulet (1) 60 17
Integral Ad Science Holding (1) 2,065 36
Intellia Therapeutics (1) 150 21
International Paper  608 35
Intuitive Surgical (1) 245 243
Ionis Pharmaceuticals (1) 488 18
JB Hunt Transport Services  275 46
JBG SMITH Properties, REIT  935 30
Kadant  120 22
Kemper  204 13
Keurig Dr Pepper  637 22
Khosla Ventures Acquistion SPAC/Nextdoor PIPE (1)(9) 2,702 26
Kilroy Realty, REIT  224 15

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
KKR  200 13
Kodiak Sciences (1) 608 51
Kratos Defense & Security Solutions (1) 594 16
Leidos Holdings  392 42
Liberty Media Acquisition (1) 10,040 105
Liberty Media-Liberty Formula One, Class C (1) 400 19
Linde  394 121
Lindsay  107 17
Littelfuse  223 59
Live Nation Entertainment (1) 980 77
Lululemon Athletica (1) 86 34
Magnolia Oil & Gas, Class A (1) 971 14
Marqeta, Class A (1) 832 22
Marriott International, Class A (1) 206 30
Marsh & McLennan  40 6
Martin Marietta Materials  40 15
Mastercard, Class A  1,119 432
Match Group (1) 332 53
McDonald's  218 53
Merck  646 50
MetLife  777 45
Mettler-Toledo International (1) 15 22
MGM Resorts International  628 24
Microsoft  258 73
Middleby (1) 304 58
Mirati Therapeutics (1) 117 19
Moderna (1) 223 79
Molina Healthcare (1) 103 28
Mondelez International, Class A  910 58
Monster Beverage (1) 304 29
Monte Rosa Therapeutics (1) 481 12
Morgan Stanley  1,804 173
nCino (1) 784 50
Netflix (1) 787 407
Neurocrine Biosciences (1) 185 17
NextEra Energy  194 15
NexTier Oilfield Solutions (1) 5,761 22
NIKE, Class B  372 62
Norfolk Southern  274 71
NVIDIA  264 51
Okta (1) 974 241
Old Dominion Freight Line  99 27
Ollie's Bargain Outlet Holdings (1) 235 22
Open Lending, Class A (1) 3,948 150
Opendoor Technologies, Class A (1) 2,155 32
O'Reilly Automotive (1) 33 20

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Ortho Clinical Diagnostics Holdings (1) 639 14
Outset Medical (1) 260 11
PACCAR  392 33
Pacific Biosciences of California (1) 505 16
Pacific Premier Bancorp  530 20
Packaging Corp. of America  324 46
PagerDuty (1) 532 22
Parker-Hannifin  165 51
Paycom Software (1) 107 43
Paycor HCM (1) 1,335 37
Paylocity Holding (1) 196 41
Payoneer Global, Acquisition Date: 3/15/21, Cost $25 (1)(10) 2,505 22
PayPal Holdings (1) 190 52
Peloton Interactive, Class A (1) 370 44
Penumbra (1) 97 26
Phreesia (1) 251 17
Pinnacle Financial Partners  442 40
Pinterest, Class A (1) 460 27
Pioneer Natural Resources  236 34
PNC Financial Services Group  213 39
Popular  511 37
PPG Industries  149 24
PRA Group (1) 519 20
Procore Technologies (1) 182 19
Procter & Gamble  381 54
Prologis, REIT  234 30
Quaker Chemical  267 67
Rapid Micro Biosystems, Class A (1) 565 13
Raymond James Financial  126 16
RealReal (1) 1,176 19
Redfin (1) 232 14
Regency Centers, REIT  243 16
Regeneron Pharmaceuticals (1) 90 52
RenaissanceRe Holdings  206 31
ROBLOX, Class A (1) 2,345 181
Roku (1) 51 22
Roper Technologies  151 74
Ross Stores  1,378 169
RPM International  364 32
Safety Insurance Group  324 25
salesforce.com (1) 218 53
Sanderson Farms  120 22
Sandy Spring Bancorp  371 15
SBA Communications, REIT  262 89
Seacoast Banking  923 28
Seagen (1) 166 25

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Sealed Air  1,109 63
Seer (1)(3) 953 30
Selective Insurance Group  284 23
Sempra Energy  277 36
SentinelOne, Class A (1) 713 35
ServiceNow (1) 512 301
Sherwin-Williams  188 55
Shoals Technologies Group, Class A (1) 1,041 30
Shockwave Medical (1) 166 30
Signature Bank  1,052 239
SilverBox Engaged Merger Corp I (1) 10,600 105
SL Green Realty, REIT  304 23
Snap, Class A (1) 3,339 248
Snowflake, Class A (1) 112 30
SoFi Technologies (1) 3,209 50
Square, Class A (1) 1,264 313
Starbucks  382 46
State Street  343 30
Stoneridge (1) 796 23
Stryker  267 72
Sun Country Airlines Holdings (1) 3,185 103
Sunstone Hotel Investors, REIT (1) 1,800 21
Synopsys (1) 164 47
T-Mobile U.S. (1) 3,877 558
Teleflex  66 26
Terex  331 16
Terreno Realty, REIT  330 23
Tesla (1) 167 115
Textron  549 38
Thermo Fisher Scientific  226 122
Thermon Group Holdings (1) 976 16
Timken  175 14
Toro  200 23
Tradeweb Markets, Class A  169 15
Trimble (1) 294 25
Trinity Capital  1,200 17
Twilio, Class A (1) 281 105
UiPath, Class A (1) 42 3
Ultragenyx Pharmaceutical (1) 1,010 81
United Parcel Service, Class B  586 112
UnitedHealth Group  2,068 852
Upwork (1) 450 23
Valmont Industries  58 14
Veeva Systems, Class A (1) 98 33
Velocity Acquisition (1) 10,600 107
VeriSign (1) 116 25

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Verizon Communications  92 5
Vertex Pharmaceuticals (1) 386 78
Virtus Investment Partners  78 22
Visa, Class A  327 81
Voya Financial  403 26
Vulcan Materials  80 14
Walt Disney (1) 961 169
Wayfair, Class A (1)(3) 67 16
Webster Financial  491 24
WEC Energy Group  165 16
Wells Fargo  2,616 120
Welltower, REIT  294 26
West Pharmaceutical Services  101 42
Western Alliance Bancorp  2,359 219
Westlake Chemical  235 19
Westrock  372 18
Workday, Class A (1) 183 43
Xcel Energy  213 15
Xometry, Class A (1) 390 31
Zoom Video Communications, Class A (1) 1,689 639
25,715
Convertible Bonds 0.2%
Air Transport Services Group, 1.125%, 10/15/24  250,000 261
DISH Network, 3.375%, 8/15/26  43,000 44
Liberty Broadband, 2.75%, 9/30/50 (2) 19,000 20
325
Convertible Preferred Stocks 0.9%
American Electric Power, 6.125%, 8/15/23  2,370 125
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (3) 4,291 239
Broadcom, Series A, 8.00%, 9/30/22  208 319
Clarivate, Series A, 5.25%, 6/1/24  1,730 156
Dominion Energy, Series A, 7.25%, 6/1/22  1,000 99
DTE Energy, 6.25%, 11/1/22  2,719 139
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(4)(10) 162 5
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(4)(10) 1,822 117
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(4)(10) 534 34
Southern, Series A, 6.75%, 8/1/22  2,858 149
Spire, Series A, 7.50%, 3/1/24  4,330 229
UGI, 7.25%, 6/1/24 (3) 2,140 226
1,837
Corporate Bonds 4.3%
Ardagh Packaging Finance, 5.25%, 4/30/25 (2) 1,200,000 1,248
Bausch Health, 6.125%, 4/15/25 (2)(3) 400,000 408

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Bausch Health Americas, 9.25%, 4/1/26 (2) 800,000 864
CD&R Smokey Buyer, 6.75%, 7/15/25 (2) 170,000 181
Change Healthcare Holdings, 5.75%, 3/1/25 (2) 1,200,000 1,215
Forterra Finance, 6.50%, 7/15/25 (2) 800,000 857
FXI Holdings, 12.25%, 11/15/26 (2) 200,000 228
Global Net Lease, 3.75%, 12/15/27 (2) 400,000 397
GPD, 10.125%, 4/1/26 (2) 200,000 217
Home Point Capital, 5.00%, 2/1/26 (2) 185,000 170
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2) 195,000 229
Lumen Technologies, Series Y, 7.50%, 4/1/24  600,000 673
NuStar Logistics, 4.75%, 2/1/22  200,000 201
PetSmart, 7.75%, 2/15/29 (2) 250,000 274
Photo Holdings Merger Sub, 8.50%, 10/1/26 (2) 230,000 251
PRA Group, 7.375%, 9/1/25 (2) 195,000 209
Stagwell, STEP, 7.50%, 5/1/24 (2) 400,000 407
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  57,260 57
UAL PTT, Series 2007-1, 6.636%, 7/2/22  257,404 266
United Airlines, 4.375%, 4/15/26 (2) 175,000 180
Welbilt, 9.50%, 2/15/24  400,000 415
8,947
Preferred Stocks 0.0%
NuStar Logistics, VR, 3M USD LIBOR + 6.734%, 6.86%, 1/15/43  104 2
2
Total United States (Cost
$120,358
)
123,549
URUGUAY 0.0%
Common Stocks 0.0%
Dlocal (USD) (1) 558 25
Total Uruguay (Cost
$12
)
25
SHORT-TERM INVESTMENTS 26.2%
Money Market Funds 26.2%
T. Rowe Price Government Reserve Fund, 0.04% (7)(11) 53,984,939 53,985
Total Short-Term Investments (Cost $53,985) 53,985

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 0.07% (7)(11) 117,414 1,174
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,174
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (7)(11) 53,085 531
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 531
Total Securities Lending Collateral (Cost $1,705) 1,705
(Amounts in 000s, except for contracts)
Options Purchased 0.1%
Exchange-Traded Options Purchased 0.1%
Description Contracts
Notional
Amount $ Value
Alcoa, Put, 1/21/22 @ $30.00 (1) 110 442 18
Cloudflare, Put, 11/19/21 @ $55.00 (1) 72 854 1
L Brands, Put, 11/19/21 @ $55.00 (1) 83 665 13
SPDR S&P 500 ETF Trust, Put, 8/20/21 @ $385.00 (1) 89 3,565 4
SPDR S&P 500 ETF Trust, Put, 10/15/21 @ $398.00 (1) 36 1,442 17
Total Exchange-Traded Options Purchased (Cost $157) 53

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
AstraZeneca, Call,
1/21/22 @ $55.00
(USD) (1) 72 412 32
Total OTC Options Purchased (Cost $21) 32
Total Options Purchased (Cost $178) 85
Total Investments in Securities 96.6%
(Cost $195,506) $ 198,835
Other Assets Less Liabilities 3.4% 7,082
Net Assets 100.0% $ 205,917
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$8,210 and represents 4.0% of net assets.
(3) All or a portion of this security is on loan at July 31, 2021.
(4) Level 3 in fair value hierarchy.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of July 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
July 31, 2021, was $27 and was valued at $26 (0.0% of net assets).
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $178 and represents 0.1% of net assets.
(11) Seven-day yield
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SGD SIBOR One month SGD SIBOR (Singapore interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIPE Private Investment in Public Equity
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.3)%
Exchange-Traded Options Written (0.3)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
8/20/21 @ $87.00 1,414 12,199 (43)
S&P 500 Index, Call, 9/17/21 @ $4,425.00 70 30,767 (483)
U.S. Treasury Long-Term Bonds Futures, Call, 8/27/21
@ $163.00 24 3,953 (65)
U.S. Treasury Long-Term Bonds Futures, Put, 8/27/21
@ $163.00 24 3,953 (24)
Total Options Written (Premiums $(794)) $ (615)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
Australia (0.0)%
Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia Monthly,
Receive Variable (0.390)% (1M ADBB +
(0.40)%) Monthly, 1/19/22 — — — —
Citibank, Receive Underlying Reference:
BHP Group Monthly, Pay Variable 0.410%
(1M ADBB + 0.40%) Monthly, 1/19/22 13 13 — 13
Citibank, Receive Underlying Reference:
Cochlear Monthly, Pay Variable 0.410%
(1M ADBB + 0.40%) Monthly, 1/19/22 — (1) — (1)
Citibank, Receive Underlying Reference:
Worley Monthly, Pay Variable 0.410% (1M
ADBB + 0.40%) Monthly, 1/19/22 3 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: ALS Monthly, Pay Variable
0.560% (1M ADBB + 0.55%) Monthly,
1/19/22 5 4 — 4
Morgan Stanley, Receive Underlying
Reference: IGO Monthly, Pay Variable
0.560% (1M ADBB + 0.55%) Monthly,
1/19/22 11 11 — 11
Morgan Stanley, Receive Underlying
Reference: Ramsay Health Care Monthly,
Pay Variable 0.560% (1M ADBB + 0.55%)
Monthly, 1/19/22 1 (1) — (1)
UBS Securities, Pay Underlying Reference:
CSL Monthly, Receive Variable (0.440)%
(1M ADBB + (0.45)%) Monthly, 1/19/22 7 (7) — (7)
UBS Securities, Pay Underlying Reference:
Dexus Monthly, Receive Variable (0.440)%
(1M ADBB + (0.45)%) Monthly, 1/19/22 9 (3) — (3)
UBS Securities, Pay Underlying Reference:
Fortescue Metals Group Monthly, Receive
Variable (0.440)% (1M ADBB + (0.45)%)
Monthly, 1/19/22 13 (14) — (14)
UBS Securities, Pay Underlying Reference:
Newcrest Mining Monthly, Receive
Variable (0.440)% (1M ADBB + (0.45)%)
Monthly, 1/19/22 4 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Pay Underlying Reference:
Rio Tinto Monthly, Receive Variable
(0.440)% (1M ADBB + (0.45)%) Monthly,
1/19/22 6 (6) — (6)
UBS Securities, Receive Underlying
Reference: ALS Monthly, Pay Variable
0.410% (1M ADBB + 0.40%) Monthly,
1/19/22 — — — —
UBS Securities, Receive Underlying
Reference: Qantas Airways Monthly, Pay
Variable 0.408% (1M ADBB + 0.40%)
Monthly, 1/19/22 2 (2) — (2)
UBS Securities, Receive Underlying
Reference: Transurban Group Monthly,
Pay Variable 0.410% (1M ADBB + 0.40%)
Monthly, 1/19/22 3 (1) — (1)
Total Australia — (14)
Austria 0.0%
Bank of America, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable (0.157)% (1M EURIBOR + 0.40%)
Monthly, 1/19/22 10 10 — 10
Citibank, Receive Underlying Reference:
BAWAG Group Monthly, Pay Variable
(0.206)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 10 10 — 10
UBS Securities, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable (0.206)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 11 11 — 11
Total Austria — 31
Belgium 0.0%
Morgan Stanley, Receive Underlying
Reference: Groupe Bruxelles Lambert
Monthly, Pay Variable (0.207)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 7 7 — 7
Total Belgium — 7
Bermuda 0.0%
Citibank, Pay Underlying Reference: Man
Wah Holdings Monthly, Receive Variable
(0.311)% (1M HKD HIBOR + (0.40)%)
Monthly, 1/19/22 (HKD) 8 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Man Wah Holdings Monthly,
Receive Variable (0.321)% (1M HKD
HIBOR + (0.40)%) Monthly, 1/19/22 (HKD) 7 7 — 7
Morgan Stanley, Receive Underlying
Reference: Brookfield Property Partners
Monthly, Pay Variable 0.639% (1M USD
LIBOR + 0.55%) Monthly, 1/20/22 10 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Credicorp Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 18 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: IHS Markit Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 27 28 — 28
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 3 5 — 5
Total Bermuda — 20
Brazil (0.0)%
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 0.539% (1M USD LIBOR + 0.45%)
Monthly, 1/20/22 32 (31) — (31)
Morgan Stanley, Receive Underlying
Reference: Rede D'Or Sao Luiz Monthly,
Pay Variable 0.539% (1M USD LIBOR +
0.45%) Monthly, 1/20/22 3 (3) — (3)
Total Brazil — (34)
Canada 0.0%
Citibank, Receive Underlying Reference:
Sprott Physical Gold and Silver Trust
Monthly, Pay Variable 0.400% (1M CAD
CDOR + 0.30%) Monthly, 1/20/22 — — — —
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 0.116% (1M CAD CDOR
+ (0.30)%) Monthly, 1/19/22 5 3 — 3
Goldman Sachs, Pay Underlying
Reference: Canadian Natural Resources
Monthly, Receive Variable 0.116% (1M
CAD CDOR + (0.30)%) Monthly, 1/19/22 10 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 0.116% (1M
CAD CDOR + (0.30)%) Monthly, 1/19/22 5 6 — 6
Goldman Sachs, Pay Underlying
Reference: Royal Bank of Canada Monthly,
Receive Variable 0.116% (1M CAD CDOR
+ (0.30)%) Monthly, 1/19/22 11 7 — 7
Goldman Sachs, Pay Underlying
Reference: Suncor Energy Monthly,
Receive Variable 0.116% (1M CAD CDOR
+ (0.30)%) Monthly, 1/19/22 19 18 — 18
Morgan Stanley, Pay Underlying
Reference: Brookfield Asset Management,
Class A Monthly, Receive Variable
(0.211)% (1M CAD CDOR + (0.30)%)
Monthly, 1/20/22 14 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Cameco Monthly, Receive
Variable (0.211)% (1M CAD CDOR +
(0.30)%) Monthly, 1/20/22 6 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Canadian Imperial Bank of
Commerce Monthly, Receive Variable
0.016% (1M CAD CDOR + (0.40)%)
Monthly, 1/19/22 2 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Canadian National Railway
Monthly, Receive Variable 0.016% (1M
CAD CDOR + (0.40)%) Monthly, 1/19/22 32 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: Canadian Pacific Railway
Monthly, Receive Variable (0.211)% (1M
CAD CDOR + (0.30)%) Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Enbridge Monthly, Receive
Variable 0.016% (1M CAD CDOR +
(0.40)%) Monthly, 1/19/22 1 1 — 1
Morgan Stanley, Pay Underlying
Reference: Fairfax Financial Holdings
Monthly, Receive Variable 0.016% (1M
CAD CDOR + (0.40)%) Monthly, 1/19/22 3 3 — 3
Morgan Stanley, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 0.016% (1M
CAD CDOR + (0.40)%) Monthly, 1/19/22 5 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Franco-Nevada Monthly,
Receive Variable 0.016% (1M CAD CDOR
+ (0.40)%) Monthly, 1/19/22 13 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Turquoise Hill Resources
Monthly, Receive Variable (0.511)% (1M
CAD CDOR + (0.60)%) Monthly, 1/20/22 8 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Railway
Monthly, Pay Variable 0.966% (1M CAD
CDOR + 0.55%) Monthly, 1/19/22 9 9 — 9
Morgan Stanley, Receive Underlying
Reference: ERO Monthly, Pay Variable
0.966% (1M CAD CDOR + 0.55%) Monthly,
1/19/22 3 3 — 3
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly, Pay
Variable 0.389% (1M CAD CDOR + 0.30%)
Monthly, 1/20/22 14 15 — 15
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 0.966% (1M CAD
CDOR + 0.55%) Monthly, 1/19/22 2 6 — 6
Morgan Stanley, Receive Underlying
Reference: Sprott Physical Gold and Silver
Trust Monthly, Pay Variable 0.389% (1M
CAD CDOR + 0.30%) Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Sun Life Financial Monthly, Pay
Variable 0.966% (1M CAD CDOR + 0.55%)
Monthly, 1/19/22 6 6 — 6
Morgan Stanley, Receive Underlying
Reference: Wesdome Gold Mines Monthly,
Pay Variable 0.966% (1M CAD CDOR +
0.55%) Monthly, 1/19/22 1 (2) — (2)
Total Canada — 10
Cayman Islands (0.0)%
Morgan Stanley, Receive Underlying
Reference: Broadstone Acquisition, Class
A Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Health Sciences Acquisitions
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Helix Acquisition, Class A
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 1 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: L&F Acquisition, Class A
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Malacca Straits Acquisition,
Class A Monthly, Pay Variable 0.389% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Payoneer Global Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 8 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Social Capital Hedosophia
Holdings Monthly, Pay Variable 0.389%
(1M USD LIBOR + 0.30%) Monthly,
1/20/22 6 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Sports Ventures Acquisition
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Sports Ventures Acquisition,
Class A Monthly, Pay Variable 0.389% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22 — — — —
UBS Securities, Pay Underlying Reference:
Geely Automobile Holdings Monthly,
Receive Variable (0.311)% (1M HKD
HIBOR + (0.40)%) Monthly, 1/19/22 (HKD) 9 (9) — (9)
Total Cayman Islands — (25)
China (0.0)%
Morgan Stanley, Receive Underlying
Reference: Zhejiang Runtu, Class A
Monthly, Pay Variable 4.105% (1M CNH
HIBOR + 1.15%) Monthly, 1/20/22 4 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Pay Underlying Reference:
Weichai Power, Class H Monthly, Receive
Variable (0.319)% (1M HKD HIBOR +
(0.40)%) Monthly, 1/19/22 (HKD) — (1) — (1)
UBS Securities, Pay Underlying Reference:
Weichai Power, Class H Monthly, Receive
Variable (0.311)% (1M HKD HIBOR +
(0.40)%) Monthly, 1/19/22 (HKD) 11 (14) — (14)
UBS Securities, Pay Underlying Reference:
Zoomlion Heavy Industry Science and
Technology, Class H Monthly, Receive
Variable (0.319)% (1M HKD HIBOR +
(0.40)%) Monthly, 1/19/22 (HKD) 5 5 — 5
UBS Securities, Pay Underlying Reference:
Zoomlion Heavy Industry Science and
Technology, Class H Monthly, Receive
Variable (0.311)% (1M HKD HIBOR +
(0.40)%) Monthly, 1/19/22 (HKD) 8 8 — 8
UBS Securities, Receive Underlying
Reference: Deppon Logistics, Class A
Monthly, Pay Variable 3.743% (1M CNH
HIBOR + 0.75%) Monthly, 1/20/22 15 (16) — (16)
Total China — (14)
Cyprus (0.0)%
UBS Securities, Receive Underlying
Reference: TCS Group Holding Monthly,
Pay Variable 0.450% (1M USD LIBOR +
0.35%) Monthly, 1/20/22 10 (10) — (10)
Total Cyprus — (10)
Denmark 0.0%
Bank of America, Receive Underlying
Reference: Coloplast, Class B Monthly,
Pay Variable 0.137% (1M DKK CIBOR +
0.40%) Monthly, 1/19/22 15 15 — 15
Citibank, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.613)% (1M DKK CIBOR +
(0.35)%) Monthly, 1/19/22 3 3 — 3
Goldman Sachs, Pay Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Receive Variable (0.613)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/19/22 1 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Receive Variable (0.613)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/20/22 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Ascendis Pharma Monthly, Pay
Variable 0.435% (1M USD LIBOR + 0.35%)
Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Ambu, Class B Monthly,
Receive Variable (0.613)% (1M DKK
CIBOR + (0.35)%) Monthly, 1/19/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: GN Store Nord Monthly,
Receive Variable (0.613)% (1M DKK
CIBOR + (0.35)%) Monthly, 1/19/22 7 7 — 7
Morgan Stanley, Pay Underlying
Reference: Novo Nordisk, Class B
Monthly, Receive Variable (0.613)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/19/22 15 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Vestas Wind Systems Monthly,
Receive Variable (0.613)% (1M DKK
CIBOR + (0.35)%) Monthly, 1/19/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Vestas Wind Systems Monthly,
Receive Variable (0.613)% (1M DKK
CIBOR + (0.35)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Genmab Monthly, Pay Variable
0.087% (1M DKK CIBOR + 0.35%)
Monthly, 1/19/22 12 12 — 12
UBS Securities, Pay Underlying Reference:
DSV PANALPINA Monthly, Receive
Variable (0.663)% (1M DKK CIBOR +
(0.40)%) Monthly, 1/19/22 21 (22) — (22)
UBS Securities, Pay Underlying Reference:
Vestas Wind Systems Monthly, Receive
Variable (0.663)% (1M DKK CIBOR +
(0.40)%) Monthly, 1/19/22 8 8 — 8
Total Denmark — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Finland 0.0%
Bank of America, Receive Underlying
Reference: Kojamo Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 1 1 — 1
Citibank, Pay Underlying Reference:
Nordea Bank Monthly, Receive Variable
(0.409)% (1M SEK STIBOR + (0.35)%)
Monthly, 1/19/22 (SEK) 19 (19) — (19)
Goldman Sachs, Receive Underlying
Reference: Kojamo Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 3 3 — 3
Morgan Stanley, Pay Underlying
Reference: Neste Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 7 7 — 7
Morgan Stanley, Receive Underlying
Reference: Stora Enso, R Shares Monthly,
Pay Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 11 11 — 11
Total Finland — 3
France (0.1)%
Bank of America, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 1 (1) — (1)
Bank of America, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable 0.210% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 13 (13) — (13)
Bank of America, Pay Underlying
Reference: Eutelsat Communications
Monthly, Receive Variable (0.907)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22 12 12 — 12
Bank of America, Pay Underlying
Reference: LVMH Moet Hennessy Louis
Vuitton Monthly, Receive Variable (0.907)%
(1M EURIBOR + (0.35)%) Monthly,
1/19/22 4 (4) — (4)
Bank of America, Receive Underlying
Reference: Thales Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 2 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Vivendi Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 3 4 — 4
Citibank, Pay Underlying Reference:
Credit Agricole Monthly, Receive Variable
(0.906)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 2 (3) — (3)
Citibank, Pay Underlying Reference:
Sodexo Monthly, Receive Variable
(0.907)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 24 24 — 24
Citibank, Pay Underlying Reference:
Sodexo Monthly, Receive Variable
(0.350)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 1 (1) — (1)
Citibank, Receive Underlying Reference:
TOTAL Monthly, Pay Variable (0.206)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 2 (2) — (2)
JPMorgan Chase, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 8 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: Edenred Monthly, Pay Variable
(0.208)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 16 (16) — (16)
JPMorgan Chase, Receive Underlying
Reference: Edenred Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 2 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Arkema Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Cie de Saint-Gobain Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 3 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Cie de Saint-Gobain Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/20/22 4 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Eutelsat Communications
Monthly, Receive Variable (0.907)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22 1 1 — 1
Morgan Stanley, Pay Underlying
Reference: Kering Monthly, Receive
Variable 0.210% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 3 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Constellium Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 12 11 — 11
UBS Securities, Pay Underlying Reference:
LVMH Moet Hennessy Louis Vuitton
Monthly, Receive Variable (0.957)% (1M
EURIBOR + (0.40)%) Monthly, 1/19/22 2 (2) — (2)
UBS Securities, Pay Underlying Reference:
LVMH Moet Hennessy Louis Vuitton
Monthly, Receive Variable (0.956)% (1M
EURIBOR + (0.40)%) Monthly, 1/19/22 30 (30) — (30)
UBS Securities, Receive Underlying
Reference: Sanofi Monthly, Pay Variable
(0.206)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 3 3 — 3
Total France — (36)
Germany (0.0)%
Bank of America, Pay Underlying
Reference: Brenntag Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 13 (13) — (13)
Bank of America, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable (0.907)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22 6 6 — 6
Bank of America, Receive Underlying
Reference: Deutsche Post Monthly, Pay
Variable (0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 11 (11) — (11)
Citibank, Pay Underlying Reference:
Allianz Monthly, Receive Variable (0.906)%
(1M EURIBOR + (0.35)%) Monthly,
1/19/22 8 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
HelloFresh Monthly, Receive Variable
(0.906)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 16 16 — 16
Citibank, Pay Underlying Reference:
STRATEC Monthly, Receive Variable
(0.890)% (1M EURIBOR + (0.334)%)
Monthly, 1/19/22 10 (10) — (10)
Citibank, Receive Underlying Reference:
KION Group Monthly, Pay Variable
(0.206)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 3 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: STRATEC Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 14 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: Merck Monthly, Pay Variable
(0.157)% (1M EURIBOR + 0.40%) Monthly,
1/19/22 2 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Symrise Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 10 10 — 10
JPMorgan Chase, Receive Underlying
Reference: Zalando Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 21 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Carl Zeiss Meditec, Class BR
Monthly, Receive Variable (0.907)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22 24 (24) — (24)
Morgan Stanley, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Pay Underlying
Reference: HelloFresh Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 3 3 — 3
Morgan Stanley, Pay Underlying
Reference: MTU Aero Engines Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 5 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: RWE Monthly, Receive Variable
(0.907)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 9 8 — 8
Morgan Stanley, Receive Underlying
Reference: Covestro Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 7 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: CTS Eventim Monthly, Pay
Variable (0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 15 14 — 14
Morgan Stanley, Receive Underlying
Reference: Infineon Technologies Monthly,
Pay Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 5 (5) — (5)
UBS Securities, Pay Underlying Reference:
Hannover Rueck Monthly, Receive Variable
(0.956)% (1M EURIBOR + (0.40)%)
Monthly, 1/19/22 2 2 — 2
UBS Securities, Receive Underlying
Reference: CTS Eventim Monthly, Pay
Variable (0.206)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 9 10 — 10
UBS Securities, Receive Underlying
Reference: Siemens Healthineers Monthly,
Pay Variable (0.206)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 8 8 — 8
Total Germany — (41)
Greece 0.0%
UBS Securities, Receive Underlying
Reference: LAMDA Development Monthly,
Pay Variable 0.192% (1M EURIBOR +
0.75%) Monthly, 1/19/22 — — — —
UBS Securities, Receive Underlying
Reference: LAMDA Development Monthly,
Pay Variable 0.193% (1M EURIBOR +
0.75%) Monthly, 1/19/22 2 3 — 3
UBS Securities, Receive Underlying
Reference: LAMDA Development Monthly,
Pay Variable 0.194% (1M EURIBOR +
0.75%) Monthly, 1/19/22 11 11 — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Receive Underlying
Reference: LAMDA Development Monthly,
Pay Variable 0.198% (1M EURIBOR +
0.75%) Monthly, 1/19/22 5 5 — 5
Total Greece — 19
Hong Kong (0.0)%
Morgan Stanley, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 0.629% (1M HKD HIBOR +
0.55%) Monthly, 1/19/22 8 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: HKT Trust & HKT Monthly,
Pay Variable 0.629% (1M HKD HIBOR +
0.55%) Monthly, 1/19/22 3 (4) — (4)
Total Hong Kong — (12)
Ireland (0.0)%
Bank of America, Pay Underlying
Reference: Pentair Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 11 (11) — (11)
Citibank, Pay Underlying Reference:
iShares Core FTSE 100 UCITS ETF
Monthly, Receive Variable (0.299)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22
(GBP) 1 (1) — (1)
Citibank, Pay Underlying Reference:
iShares Core FTSE 100 UCITS ETF
Monthly, Receive Variable (0.296)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22
(GBP) 13 (12) — (12)
Goldman Sachs, Pay Underlying
Reference: Allegion plc Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 3 2 — 2
Morgan Stanley, Pay Underlying
Reference: Seagate Technology Holdings
Monthly, Receive Variable (0.216)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Seagate Technology Holdings
Monthly, Receive Variable (0.214)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 1 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Seagate Technology Holdings
Monthly, Receive Variable (0.213)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Seagate Technology Holdings
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 4 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 8 8 — 8
UBS Securities, Receive Underlying
Reference: Cairn Homes Monthly, Pay
Variable 0.401% (1M GBP LIBOR + 0.35%)
Monthly, 10/12/21 (GBP) 2 2 — 2
UBS Securities, Receive Underlying
Reference: Greencore Group Monthly, Pay
Variable 0.401% (1M GBP LIBOR + 0.35%)
Monthly, 10/12/21 (GBP) 7 7 — 7
Total Ireland — (13)
Israel 0.0%
Morgan Stanley, Receive Underlying
Reference: Nice Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 21 21 — 21
Total Israel — 21
Italy 0.0%
Citibank, Receive Underlying Reference:
Atlantia Monthly, Pay Variable (0.206)%
(1M EURIBOR + 0.35%) Monthly, 1/19/22 1 1 — 1
JPMorgan Chase, Receive Underlying
Reference: DiaSorin Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 6 6 — 6
Morgan Stanley, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 7 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Telecom Italia Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 4 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Telecom Italia Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/20/22 1 1 — 1
UBS Securities, Receive Underlying
Reference: Atlantia Monthly, Pay Variable
(0.206)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 — 1 — 1
Total Italy — 5
Japan (0.0)%
Citibank, Pay Underlying Reference:
Ajinomoto Monthly, Receive Variable
(0.478)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22 2 2 — 2
Citibank, Pay Underlying Reference:
Fast Retailing Monthly, Receive Variable
(0.478)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22 27 27 — 27
Citibank, Pay Underlying Reference:
Fast Retailing Monthly, Receive Variable
(0.468)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22 6 6 — 6
Citibank, Pay Underlying Reference:
Fast Retailing Monthly, Receive Variable
(0.400)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22 — — — —
Citibank, Pay Underlying Reference:
iShares Core TOPIX ETF Monthly, Receive
Variable (0.758)% (1M JPY LIBOR +
(0.68)%) Monthly, 1/19/22 12 (12) — (12)
Citibank, Pay Underlying Reference:
iShares Core TOPIX ETF Monthly, Receive
Variable (0.748)% (1M JPY LIBOR +
(0.68)%) Monthly, 1/19/22 4 (4) — (4)
Citibank, Pay Underlying Reference:
SoftBank Group Monthly, Receive Variable
(0.478)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22 32 31 — 31
Citibank, Pay Underlying Reference:
Takeda Pharmaceutical Monthly, Receive
Variable (0.478)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 10 (10) — (10)
Citibank, Receive Underlying Reference:
Asics Monthly, Pay Variable 0.322% (1M
JPY LIBOR + 0.40%) Monthly, 1/19/22 30 (28) — (28)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Benefit One Monthly, Pay Variable 0.322%
(1M JPY LIBOR + 0.40%) Monthly, 1/19/22 23 23 — 23
Citibank, Receive Underlying Reference:
Eisai Monthly, Pay Variable 0.322% (1M
JPY LIBOR + 0.40%) Monthly, 1/19/22 35 (36) — (36)
Citibank, Receive Underlying Reference:
Hamamatsu Photonics Monthly, Pay
Variable 0.322% (1M JPY LIBOR + 0.40%)
Monthly, 1/19/22 14 (14) — (14)
Citibank, Receive Underlying Reference:
Hino Motors Monthly, Pay Variable 0.322%
(1M JPY LIBOR + 0.40%) Monthly, 1/19/22 — — — —
Citibank, Receive Underlying Reference:
Istyle Monthly, Pay Variable 0.322% (1M
JPY LIBOR + 0.40%) Monthly, 1/19/22 10 (10) — (10)
Citibank, Receive Underlying Reference:
Kobe Bussan Monthly, Pay Variable
0.322% (1M JPY LIBOR + 0.40%) Monthly,
1/19/22 4 (5) — (5)
Citibank, Receive Underlying Reference:
Mitsui Fudosan Monthly, Pay Variable
0.322% (1M JPY LIBOR + 0.40%) Monthly,
1/19/22 1 (1) — (1)
Citibank, Receive Underlying Reference:
Recruit Holdings Monthly, Pay Variable
0.322% (1M JPY LIBOR + 0.40%) Monthly,
1/19/22 2 2 — 2
Citibank, Receive Underlying Reference:
Sega Sammy Holdings Monthly, Pay
Variable 0.322% (1M JPY LIBOR + 0.40%)
Monthly, 1/19/22 12 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Ajinomoto Monthly, Receive
Variable (0.477)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 3 3 — 3
Morgan Stanley, Pay Underlying
Reference: Chugai Pharmaceutical
Monthly, Receive Variable (0.477)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22 4 3 — 3
Morgan Stanley, Pay Underlying
Reference: Daifuku Monthly, Receive
Variable (0.477)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/20/22 2 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Denso Monthly, Receive
Variable (0.468)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 6 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Kubota Monthly, Receive
Variable (0.477)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 — (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Kyocera Monthly, Receive
Variable (0.477)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 7 7 — 7
Morgan Stanley, Pay Underlying
Reference: Nidec Monthly, Receive
Variable (0.477)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 21 21 — 21
Morgan Stanley, Pay Underlying
Reference: SG Holdings Monthly, Receive
Variable (0.477)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Yamato Holdings Monthly,
Receive Variable (0.477)% (1M JPY LIBOR
+ (0.40)%) Monthly, 1/19/22 4 4 — 4
Morgan Stanley, Receive Underlying
Reference: Amada Monthly, Pay Variable
0.473% (1M JPY LIBOR + 0.55%) Monthly,
1/19/22 12 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Astellas Pharma Monthly, Pay
Variable 0.473% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 18 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Kirin Holdings Monthly, Pay
Variable 0.473% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 9 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 0.483% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 3 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: NET One Systems Monthly,
Pay Variable 0.473% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 6 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Nippon Steel Monthly, Pay
Variable 0.486% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly, Pay
Variable 0.473% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.473% (1M JPY LIBOR + 0.55%) Monthly,
1/19/22 11 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.473% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 12 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Shiseido Monthly, Pay Variable
0.473% (1M JPY LIBOR + 0.55%) Monthly,
1/19/22 9 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Sony Group Monthly, Pay
Variable 0.483% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 16 16 — 16
Morgan Stanley, Receive Underlying
Reference: Toyota Motor Monthly, Pay
Variable 0.323% (1M JPY LIBOR + 0.40%)
Monthly, 1/19/22 2 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Toyota Motor Monthly, Pay
Variable 0.473% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 — (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Yakult Honsha Monthly, Pay
Variable 0.483% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 1 1 — 1
UBS Securities, Pay Underlying Reference:
Kubota Monthly, Receive Variable
(0.478)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22 1 (2) — (2)
UBS Securities, Pay Underlying Reference:
Nissan Chemical Monthly, Receive
Variable (0.478)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 3 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Pay Underlying Reference:
Ono Pharmaceutical Monthly, Receive
Variable (0.478)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 2 (2) — (2)
UBS Securities, Pay Underlying Reference:
SMC Monthly, Receive Variable (0.478)%
(1M JPY LIBOR + (0.40)%) Monthly,
1/19/22 5 4 — 4
UBS Securities, Pay Underlying Reference:
Sumitomo Realty & Development Monthly,
Receive Variable (0.478)% (1M JPY LIBOR
+ (0.40)%) Monthly, 1/19/22 13 13 — 13
UBS Securities, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.272% (1M JPY LIBOR + 0.35%)
Monthly, 1/19/22 5 (5) — (5)
UBS Securities, Receive Underlying
Reference: Keyence Monthly, Pay Variable
0.272% (1M JPY LIBOR + 0.35%) Monthly,
1/19/22 43 42 — 42
UBS Securities, Receive Underlying
Reference: Mitsui Fudosan Monthly, Pay
Variable 0.272% (1M JPY LIBOR + 0.35%)
Monthly, 1/19/22 9 (9) — (9)
UBS Securities, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.272% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22 10 9 — 9
UBS Securities, Receive Underlying
Reference: Sumitomo Metal Mining
Monthly, Pay Variable 0.272% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22 10 10 — 10
UBS Securities, Receive Underlying
Reference: Tokyo Tatemono Monthly, Pay
Variable 0.272% (1M JPY LIBOR + 0.35%)
Monthly, 1/19/22 2 1 — 1
Total Japan — (14)
Jersey (0.0)%
Citibank, Pay Underlying Reference:
WisdomTree Copper Monthly, Receive
Variable (0.250)% (1M USD LIBOR +
(0.35)%) Monthly, 1/20/22 5 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
boohoo Group Monthly, Pay Variable
0.401% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 16 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: boohoo Group Monthly, Pay
Variable 0.452% (1M GBP LIBOR + 0.40%)
Monthly, 1/19/22 3 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: boohoo Group Monthly, Pay
Variable 0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 5 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Experian Monthly, Pay Variable
0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 7 7 — 7
Total Jersey — (21)
Luxembourg (0.1)%
Bank of America, Pay Underlying
Reference: ArcelorMittal Monthly, Receive
Variable (0.215)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 37 (37) — (37)
Bank of America, Pay Underlying
Reference: ArcelorMittal Monthly, Receive
Variable (0.213)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 3 (3) — (3)
Bank of America, Pay Underlying
Reference: ArcelorMittal Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 9 (8) — (8)
JPMorgan Chase, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 3 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Samsonite International
Monthly, Pay Variable 0.400% (1M HKD
HIBOR + 0.40%) Monthly, 1/19/22 (HKD) — — — —
UBS Securities, Receive Underlying
Reference: Samsonite International
Monthly, Pay Variable 0.439% (1M HKD
HIBOR + 0.35%) Monthly, 1/19/22 (HKD) 14 (14) — (14)
Total Luxembourg — (65)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Mexico 0.0%
Morgan Stanley, Pay Underlying
Reference: Alpek Monthly, Receive
Variable 4.022% (MXIBTIIE + (0.50)%)
Monthly, 1/19/22 3 3 — 3
Morgan Stanley, Pay Underlying
Reference: Axtel Monthly, Receive Variable
4.022% (MXIBTIIE + (0.50)%) Monthly,
1/19/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A Monthly, Pay
Variable 5.072% (MXIBTIIE + 0.55%)
Monthly, 1/19/22 2 (2) — (2)
Total Mexico — 3
Netherlands 0.1%
Citibank, Pay Underlying Reference: NN
Group Monthly, Receive Variable (0.906)%
(1M EURIBOR + (0.35)%) Monthly,
1/19/22 8 (8) — (8)
Citibank, Receive Underlying Reference:
Adyen Monthly, Pay Variable (0.206)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 20 20 — 20
Goldman Sachs, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
(0.157)% (1M EURIBOR + 0.40%) Monthly,
1/19/22 9 9 — 9
Goldman Sachs, Receive Underlying
Reference: Stellantis Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 2 2 — 2
JPMorgan Chase, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable (0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 3 3 — 3
Morgan Stanley, Pay Underlying
Reference: LyondellBasell Industries,
Class A Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 4 4 — 4
Morgan Stanley, Pay Underlying
Reference: Wolters Kluwer Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 20 (20) — (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: AerCap Holdings Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 13 14 — 14
Morgan Stanley, Receive Underlying
Reference: Airbus Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 8 9 — 9
Morgan Stanley, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 12 12 — 12
Morgan Stanley, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable (0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 8 8 — 8
Morgan Stanley, Receive Underlying
Reference: NXP Semiconductors Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 8 8 — 8
UBS Securities, Pay Underlying Reference:
Koninklijke Ahold Delhaize Monthly,
Receive Variable (0.956)% (1M EURIBOR
+ (0.40)%) Monthly, 1/19/22 6 (6) — (6)
UBS Securities, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable (0.206)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 19 19 — 19
Total Netherlands — 74
Norway (0.0)%
Bank of America, Pay Underlying
Reference: Norsk Hydro Monthly, Receive
Variable (0.210)% (1M NOK NIBOR +
(0.35)%) Monthly, 1/19/22 2 (2) — (2)
Citibank, Pay Underlying Reference:
Telenor Monthly, Receive Variable
(0.220)% (1M NOK NIBOR + (0.35)%)
Monthly, 1/19/22 3 (3) — (3)
Citibank, Pay Underlying Reference: Yara
International Monthly, Receive Variable
(0.220)% (1M NOK NIBOR + (0.35)%)
Monthly, 1/19/22 1 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Equinor Monthly, Pay Variable
0.540% (1M NOK NIBOR + 0.40%)
Monthly, 1/19/22 2 (2) — (2)
Total Norway — (6)
Portugal (0.0)%
JPMorgan Chase, Receive Underlying
Reference: EDP - Energias de Portugal
Monthly, Pay Variable (0.207)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 8 (8) — (8)
Total Portugal — (8)
Puerto Rico (0.0)%
Goldman Sachs, Receive Underlying
Reference: Popular Monthly, Pay Variable
0.489% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 1 (1) — (1)
Total Puerto Rico — (1)
Singapore (0.0)%
Citibank, Receive Underlying Reference:
ComfortDelGro Monthly, Pay Variable
0.667% (1M SGD SIBOR + 0.40%)
Monthly, 1/19/22 — — — —
Citibank, Receive Underlying Reference:
ComfortDelGro Monthly, Pay Variable
0.667% (1M SGD SIBOR + 0.40%)
Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Yangzijiang Shipbuilding
Holdings Monthly, Pay Variable 0.817%
(1M SGD SIBOR + 0.55%) Monthly,
1/19/22 1 (2) — (2)
Total Singapore — (7)
South Korea (0.0)%
Morgan Stanley, Pay Underlying
Reference: POSCO Monthly, Receive
Variable (0.210)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 2 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: POSCO Monthly, Receive
Variable (0.208)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 — — — —
Total South Korea — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Spain 0.0%
Citibank, Pay Underlying Reference:
Banco Santander Monthly, Receive
Variable (0.906)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 3 (4) — (4)
Citibank, Receive Underlying Reference:
Amadeus IT Group Monthly, Pay Variable
(0.206)% (1M EURIBOR + 0.35%) Monthly,
1/19/22 8 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: Banco Bilbao Vizcaya
Argentaria Monthly, Pay Variable (0.207)%
(1M EURIBOR + 0.35%) Monthly, 1/19/22 39 40 — 40
Morgan Stanley, Pay Underlying
Reference: Banco Santander Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 3 3 — 3
Total Spain — 34
Sweden (0.1)%
Bank of America, Receive Underlying
Reference: Telefonaktiebolaget LM
Ericsson, B Shares Monthly, Pay Variable
0.291% (1M SEK STIBOR + 0.35%)
Monthly, 1/19/22 45 (45) — (45)
Citibank, Pay Underlying Reference:
Volvo, B Shares Monthly, Receive Variable
(0.409)% (1M SEK STIBOR + (0.35)%)
Monthly, 1/19/22 3 3 — 3
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
0.291% (1M SEK STIBOR + 0.35%)
Monthly, 1/19/22 7 7 — 7
Goldman Sachs, Receive Underlying
Reference: Atlas, B Shares Monthly, Pay
Variable 0.341% (1M SEK STIBOR +
0.40%) Monthly, 1/19/22 8 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay Variable
0.341% (1M SEK STIBOR + 0.40%)
Monthly, 1/19/22 7 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Kinnevik, Class B Monthly,
Receive Variable (0.409)% (1M SEK
STIBOR + (0.35)%) Monthly, 1/19/22 14 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Skandinaviska Enskilda
Banken, Class A Monthly, Receive Variable
(0.409)% (1M SEK STIBOR + (0.35)%)
Monthly, 1/19/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Alfa Laval Monthly, Pay
Variable 0.291% (1M SEK STIBOR +
0.35%) Monthly, 1/19/22 38 39 — 39
Morgan Stanley, Receive Underlying
Reference: Trelleborg, B Shares Monthly,
Pay Variable 0.291% (1M SEK STIBOR +
0.35%) Monthly, 1/19/22 3 3 — 3
UBS Securities, Pay Underlying Reference:
ICA Gruppen Monthly, Receive Variable
(0.459)% (1M SEK STIBOR + (0.40)%)
Monthly, 1/19/22 8 (9) — (9)
UBS Securities, Pay Underlying Reference:
SKF, B Shares Monthly, Receive Variable
(0.459)% (1M SEK STIBOR + (0.40)%)
Monthly, 1/19/22 8 (8) — (8)
Total Sweden — (25)
Switzerland 0.1%
Bank of America, Pay Underlying
Reference: Givaudan Monthly, Receive
Variable (1.153)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/19/22 6 (6) — (6)
Bank of America, Receive Underlying
Reference: ABB Monthly, Pay Variable
(0.453)% (1M CHF LIBOR + 0.35%)
Monthly, 1/19/22 3 3 — 3
Bank of America, Receive Underlying
Reference: Flughafen Zurich Monthly,
Pay Variable (0.450)% (1M CHF LIBOR +
0.35%) Monthly, 1/19/22 2 (2) — (2)
Citibank, Pay Underlying Reference:
Geberit Monthly, Receive Variable
(1.153)% (1M CHF LIBOR + (0.35)%)
Monthly, 1/19/22 1 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable (1.153)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/19/22 2 (2) — (2)
Citibank, Pay Underlying Reference:
Straumann Holding Monthly, Receive
Variable (1.153)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/19/22 15 (15) — (15)
Citibank, Receive Underlying Reference:
Cie Financiere Richemont Monthly, Pay
Variable (0.453)% (1M CHF LIBOR +
0.35%) Monthly, 1/19/22 3 4 — 4
Citibank, Receive Underlying Reference:
Partners Group Holding Monthly, Pay
Variable (0.453)% (1M CHF LIBOR +
0.35%) Monthly, 1/19/22 41 41 — 41
Goldman Sachs, Receive Underlying
Reference: TE Connectivity Monthly, Pay
Variable 0.489% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 22 22 — 22
JPMorgan Chase, Receive Underlying
Reference: Montana Aerospace Monthly,
Pay Variable (0.397)% (1M CHF LIBOR +
0.40%) Monthly, 1/19/22 1 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Montana Aerospace Monthly,
Pay Variable 0.400% (1M CHF LIBOR +
0.40%) Monthly, 1/19/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Geberit Monthly, Receive
Variable (1.153)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/19/22 5 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable (1.153)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/19/22 11 11 — 11
Morgan Stanley, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable (0.350)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/19/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Sonova Holding Monthly,
Receive Variable (1.146)% (1M CHF
LIBOR + (0.35)%) Monthly, 1/19/22 1 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Tecan Group Monthly, Receive
Variable (1.153)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/19/22 19 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Alcon Monthly, Pay Variable
(0.453)% (1M CHF LIBOR + 0.35%)
Monthly, 1/20/22 6 7 — 7
Morgan Stanley, Receive Underlying
Reference: Cie Financiere Richemont
Monthly, Pay Variable (0.453)% (1M CHF
LIBOR + 0.35%) Monthly, 1/19/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Cie Financiere Richemont
Monthly, Pay Variable (0.453)% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/22 5 5 — 5
UBS Securities, Receive Underlying
Reference: Julius Baer Group Monthly,
Pay Variable (0.453)% (1M CHF LIBOR +
0.35%) Monthly, 1/19/22 9 9 — 9
Total Switzerland — 51
Taiwan (0.0)%
Morgan Stanley, Receive Underlying
Reference: Taiwan Semiconductor
Manufacturing Monthly, Pay Variable
0.839% (1M USD LIBOR + 0.75%)
Monthly, 1/21/22 10 (10) — (10)
UBS Securities, Receive Underlying
Reference: Taiwan Semiconductor
Manufacturing Monthly, Pay Variable
0.600% (1M USD LIBOR + 0.50%)
Monthly, 1/18/22 3 (3) — (3)
Total Taiwan — (13)
United Kingdom 0.1%
Bank of America, Receive Underlying
Reference: AstraZeneca Monthly, Pay
Variable 0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 3 (3) — (3)
Bank of America, Receive Underlying
Reference: Great Portland Estates
Monthly, Pay Variable 0.402% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22 3 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: UNITE Group Monthly, Pay
Variable 0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 16 15 — 15
Citibank, Pay Underlying Reference:
Admiral Group Monthly, Receive Variable
(0.298)% (1M GBP LIBOR + (0.35)%)
Monthly, 1/19/22 6 (6) — (6)
Citibank, Pay Underlying Reference: BP
Monthly, Receive Variable (0.299)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22 42 42 — 42
Citibank, Pay Underlying Reference:
HSBC Holdings Monthly, Receive Variable
(0.298)% (1M GBP LIBOR + (0.35)%)
Monthly, 1/19/22 4 4 — 4
Citibank, Pay Underlying Reference:
Standard Life Aberdeen Monthly, Receive
Variable (0.299)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/19/22 1 (2) — (2)
Citibank, Receive Underlying Reference:
ASOS Monthly, Pay Variable 0.350% (1M
GBP LIBOR + 0.35%) Monthly, 1/19/22 — — — —
Citibank, Receive Underlying Reference:
ASOS Monthly, Pay Variable 0.350% (1M
GBP LIBOR + 0.35%) Monthly, 1/19/22 — (1) — (1)
Citibank, Receive Underlying Reference:
ASOS Monthly, Pay Variable 0.401% (1M
GBP LIBOR + 0.35%) Monthly, 1/19/22 26 (26) — (26)
Citibank, Receive Underlying Reference:
Burberry Group Monthly, Pay Variable
0.401% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 1 1 — 1
Citibank, Receive Underlying Reference:
Derwent London Monthly, Pay Variable
0.401% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 13 12 — 12
Citibank, Receive Underlying Reference:
Great Portland Estates Monthly, Pay
Variable 0.401% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 7 7 — 7
Citibank, Receive Underlying Reference:
SSP Group Monthly, Pay Variable 0.401%
(1M GBP LIBOR + 0.35%) Monthly,
1/19/22 1 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Trainline Monthly, Pay Variable 0.401%
(1M GBP LIBOR + 0.35%) Monthly,
1/19/22 3 3 — 3
Citibank, Receive Underlying Reference:
Whitbread Monthly, Pay Variable 0.401%
(1M GBP LIBOR + 0.35%) Monthly,
1/19/22 8 (8) — (8)
Goldman Sachs, Receive Underlying
Reference: Fresnillo Monthly, Pay Variable
0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 — — — —
Goldman Sachs, Receive Underlying
Reference: Informa Monthly, Pay Variable
0.452% (1M GBP LIBOR + 0.40%)
Monthly, 1/19/22 1 1 — 1
Goldman Sachs, Receive Underlying
Reference: Meggitt Monthly, Pay Variable
0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 30 29 — 29
Goldman Sachs, Receive Underlying
Reference: Unilever Monthly, Pay Variable
0.452% (1M GBP LIBOR + 0.40%)
Monthly, 1/19/22 5 (6) — (6)
JPMorgan Chase, Receive Underlying
Reference: Auto Trader Group Monthly,
Pay Variable 0.402% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 — — — —
JPMorgan Chase, Receive Underlying
Reference: Compass Group Monthly, Pay
Variable 0.403% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 9 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Compass Group Monthly, Pay
Variable 0.404% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 15 14 — 14
JPMorgan Chase, Receive Underlying
Reference: Diageo Monthly, Pay Variable
0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 4 4 — 4
JPMorgan Chase, Receive Underlying
Reference: Greggs Monthly, Pay Variable
0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 19 18 — 18

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Hargreaves Lansdown Monthly,
Pay Variable 0.402% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 6 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Smith & Nephew Monthly, Pay
Variable 0.400% (1M GBP LIBOR + 0.40%)
Monthly, 1/19/22 — — — —
JPMorgan Chase, Receive Underlying
Reference: Smith & Nephew Monthly, Pay
Variable 0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 6 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Antofagasta Monthly, Receive
Variable (0.298)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/19/22 19 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: Halma Monthly, Receive
Variable (0.298)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/19/22 12 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Intertek Group Monthly,
Receive Variable (0.298)% (1M GBP
LIBOR + (0.35)%) Monthly, 1/19/22 16 16 — 16
Morgan Stanley, Pay Underlying
Reference: Standard Life Aberdeen
Monthly, Receive Variable (0.298)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22 9 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Standard Life Aberdeen
Monthly, Receive Variable (0.298)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Burberry Group Monthly, Pay
Variable 0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 — 5 — 5
Morgan Stanley, Receive Underlying
Reference: Derwent London Monthly, Pay
Variable 0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 3 3 — 3
Morgan Stanley, Receive Underlying
Reference: Direct Line Insurance Group
Monthly, Pay Variable 0.402% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22 4 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: London Stock Exchange
Group Monthly, Pay Variable 0.402% (1M
GBP LIBOR + 0.35%) Monthly, 1/19/22 1 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Polypipe Group Monthly, Pay
Variable 0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 1 2 — 2
Morgan Stanley, Receive Underlying
Reference: Segro Monthly, Pay Variable
0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 7 7 — 7
Morgan Stanley, Receive Underlying
Reference: SSP Group Monthly, Pay
Variable 0.402% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 12 11 — 11
UBS Securities, Receive Underlying
Reference: ASOS Monthly, Pay Variable
0.401% (1M GBP LIBOR + 0.35%)
Monthly, 10/12/21 44 (44) — (44)
UBS Securities, Receive Underlying
Reference: Aviva Monthly, Pay Variable
0.401% (1M GBP LIBOR + 0.35%)
Monthly, 10/12/21 10 (11) — (11)
UBS Securities, Receive Underlying
Reference: Big Yellow Group Monthly, Pay
Variable 0.401% (1M GBP LIBOR + 0.35%)
Monthly, 10/12/21 30 30 — 30
UBS Securities, Receive Underlying
Reference: Bridgepoint Group Monthly,
Pay Variable 0.350% (1M GBP LIBOR +
0.35%) Monthly, 10/12/21 5 (5) — (5)
UBS Securities, Receive Underlying
Reference: Derwent London Monthly, Pay
Variable 0.401% (1M GBP LIBOR + 0.35%)
Monthly, 10/12/21 20 21 — 21
UBS Securities, Receive Underlying
Reference: London Stock Exchange
Group Monthly, Pay Variable 0.401% (1M
GBP LIBOR + 0.35%) Monthly, 10/12/21 2 (2) — (2)
UBS Securities, Receive Underlying
Reference: Trainline Monthly, Pay Variable
0.401% (1M GBP LIBOR + 0.35%)
Monthly, 10/12/21 27 27 — 27

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Receive Underlying
Reference: Whitbread Monthly, Pay
Variable 0.401% (1M GBP LIBOR + 0.35%)
Monthly, 10/12/21 1 (1) — (1)
Total United Kingdom — 129
United States (0.0)%
Bank of America, Pay Underlying
Reference: FMC Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 — — — —
Bank of America, Pay Underlying
Reference: Knight-Swift Transportation
Holdings Monthly, Receive Variable
(0.214)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 1 (1) — (1)
Bank of America, Pay Underlying
Reference: Knight-Swift Transportation
Holdings Monthly, Receive Variable
(0.213)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 1 (1) — (1)
Bank of America, Pay Underlying
Reference: Knight-Swift Transportation
Holdings Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 3 (4) — (4)
Bank of America, Pay Underlying
Reference: Knight-Swift Transportation
Holdings Monthly, Receive Variable
(0.204)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 — — — —
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 7 (8) — (8)
Bank of America, Receive Underlying
Reference: Cintas Monthly, Pay Variable
0.385% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 12 12 — 12
Bank of America, Receive Underlying
Reference: United Parcel Service, Class
B Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 36 (36) — (36)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
BlackRock Monthly, Receive Variable
(0.200)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 4 4 — 4
Citibank, Pay Underlying Reference:
Franklin Electric Monthly, Receive Variable
(0.200)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 1 (1) — (1)
Citibank, Pay Underlying Reference:
IQVIA Holdings Monthly, Receive Variable
(0.200)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 1 1 — 1
Citibank, Pay Underlying Reference:
Werner Enterprises Monthly, Receive
Variable (0.214)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 1 (1) — (1)
Citibank, Pay Underlying Reference:
Werner Enterprises Monthly, Receive
Variable (0.213)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 1 (1) — (1)
Citibank, Pay Underlying Reference:
Werner Enterprises Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 3 (3) — (3)
Citibank, Pay Underlying Reference:
Werner Enterprises Monthly, Receive
Variable (0.204)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 — — — —
Citibank, Receive Underlying Reference:
NextEra Energy Monthly, Pay Variable
0.400% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 8 8 — 8
Citibank, Receive Underlying Reference:
Paycor HCM Monthly, Pay Variable 0.386%
(1M USD LIBOR + 0.30%) Monthly,
1/20/22 1 1 — 1
Citibank, Receive Underlying Reference:
RPM International Monthly, Pay Variable
0.400% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 4 (4) — (4)
Citibank, Receive Underlying Reference:
VeriSign Monthly, Pay Variable 0.400% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22 10 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Apple Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 11 11 — 11
Goldman Sachs, Pay Underlying
Reference: AT&T Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 1 — — —
Goldman Sachs, Pay Underlying
Reference: Atmos Energy Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 8 8 — 8
Goldman Sachs, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Citigroup Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 3 1 — 1
Goldman Sachs, Pay Underlying
Reference: Digital Realty Trust Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 3 3 — 3
Goldman Sachs, Pay Underlying
Reference: Donaldson Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 — — — —
Goldman Sachs, Pay Underlying
Reference: Duke Realty Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 2 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 1 1 — 1
Goldman Sachs, Pay Underlying
Reference: Financial Select Sector SPDR
Fund Monthly, Receive Variable (0.215)%
(1M USD LIBOR + (0.30)%) Monthly,
1/20/22 6 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable (0.214)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 2 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 23 (25) — (25)
Goldman Sachs, Pay Underlying
Reference: Gray Television Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 3 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Kraft Heinz Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 1 — — —
Goldman Sachs, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 4 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 6 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: Teucrium Corn Fund Monthly,
Receive Variable (2.485)% (1M USD
LIBOR + (2.574)%) Monthly, 1/20/22 1 4 — 4
Goldman Sachs, Pay Underlying
Reference: Teucrium Soybean Fund
Monthly, Receive Variable (4.968)% (1M
USD LIBOR + (5.057)%) Monthly, 1/20/22 2 3 — 3
Goldman Sachs, Pay Underlying
Reference: Tupperware Brands Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — (1) — (1)
Goldman Sachs, Pay Underlying
Reference: ViacomCBS, Class B Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 1 1 — 1
Goldman Sachs, Pay Underlying
Reference: Weyerhaeuser Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 7 6 — 6
Goldman Sachs, Pay Underlying
Reference: Zimmer Biomet Holdings
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 9 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Apartment Income REIT
Monthly, Pay Variable 0.489% (1M USD
LIBOR + 0.40%) Monthly, 1/20/22 — — — —
Goldman Sachs, Receive Underlying
Reference: Bank of America Monthly, Pay
Variable 0.489% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 7 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Cedar Fair Monthly, Pay
Variable 0.386% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Goldman Sachs, Receive Underlying
Reference: Cedar Fair Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 4 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Dollar Tree Monthly, Pay
Variable 0.489% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 1 1 — 1
Goldman Sachs, Receive Underlying
Reference: FirstCash Monthly, Pay
Variable 0.387% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 1 — 1
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 0.489% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 7 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Intuit Monthly, Pay Variable
0.489% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 11 11 — 11
Goldman Sachs, Receive Underlying
Reference: Live Nation Entertainment
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 3 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 9 9 — 9
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 3 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Otis Worldwide Monthly, Pay
Variable 0.489% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 16 16 — 16
Goldman Sachs, Receive Underlying
Reference: Packaging Monthly, Pay
Variable 0.489% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 5 5 — 5
Goldman Sachs, Receive Underlying
Reference: salesforce.com Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 5 5 — 5
Goldman Sachs, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 7 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: T-Mobile U.S. Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 10 (10) — (10)
JPMorgan Chase, Pay Underlying
Reference: AmerisourceBergen Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 13 (13) — (13)
JPMorgan Chase, Pay Underlying
Reference: Citigroup Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 1 — — —
JPMorgan Chase, Pay Underlying
Reference: Ecolab Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 3 (3) — (3)
JPMorgan Chase, Pay Underlying
Reference: Expeditors International of
Washington Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 3 (3) — (3)
JPMorgan Chase, Pay Underlying
Reference: Hershey Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 — — — —
JPMorgan Chase, Pay Underlying
Reference: Hewlett Packard Enterprise
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 6 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Intel Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 8 9 — 9
JPMorgan Chase, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 — — — —
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 6 4 — 4
JPMorgan Chase, Pay Underlying
Reference: Raytheon Technologies
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 2 (2) — (2)
JPMorgan Chase, Pay Underlying
Reference: Verizon Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 4 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Carvana Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 15 15 — 15
JPMorgan Chase, Receive Underlying
Reference: Entergy Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Juniper Networks Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
JPMorgan Chase, Receive Underlying
Reference: McKesson Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 12 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Netflix Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 (6) — (6)
JPMorgan Chase, Receive Underlying
Reference: Wells Fargo Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 20 20 — 20

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Activision Blizzard Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 11 11 — 11
Morgan Stanley, Pay Underlying
Reference: Alliant Energy Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — (3) — (3)
Morgan Stanley, Pay Underlying
Reference: AMETEK Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 4 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: ANSYS Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 22 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable (0.215)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 10 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable (0.214)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 30 (31) — (31)
Morgan Stanley, Pay Underlying
Reference: Archer-Daniels-Midland
Monthly, Receive Variable (0.214)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Archer-Daniels-Midland
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 1 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Arista Networks Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 6 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: AT&T Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 2 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: BancorpSouth Bank Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 10 10 — 10
Morgan Stanley, Pay Underlying
Reference: Berkshire Hathaway, Class B
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 4 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Campbell Soup Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 15 11 — 11
Morgan Stanley, Pay Underlying
Reference: CarMax Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 4 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 9 7 — 7
Morgan Stanley, Pay Underlying
Reference: Cheesecake Factory Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 16 16 — 16
Morgan Stanley, Pay Underlying
Reference: Cheesecake Factory Monthly,
Receive Variable (0.210)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 4 4 — 4
Morgan Stanley, Pay Underlying
Reference: Cisco Systems Monthly,
Receive Variable (0.214)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Cisco Systems Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Colgate-Palmolive Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 16 14 — 14

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Corning Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 6 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Corteva Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Crown Castle International
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 12 12 — 12
Morgan Stanley, Pay Underlying
Reference: Deere Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 40 (43) — (43)
Morgan Stanley, Pay Underlying
Reference: Discovery, Class A Monthly,
Receive Variable (1.811)% (1M USD
LIBOR + (1.90)%) Monthly, 1/20/22 4 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Donaldson Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Dow Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Ecolab Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Emerson Electric Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Expeditors International of
Washington Monthly, Receive Variable
(0.216)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Expeditors International of
Washington Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 1 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Expeditors International of
Washington Monthly, Receive Variable
(0.204)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 12 12 — 12
Morgan Stanley, Pay Underlying
Reference: First Republic Bank Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 3 3 — 3
Morgan Stanley, Pay Underlying
Reference: First Trust Exchange-Traded
Fund-First Trust Nasdaq-100 Equal
Weighted Index SM Monthly, Receive
Variable (8.711)% (1M USD LIBOR +
(8.80)%) Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Fortune Brands Home &
Security Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 2 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Franklin Electric Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 19 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable (0.204)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 1 1 — 1
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 11 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Gilead Sciences Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Hewlett Packard Enterprise
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 4 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: HP Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 11 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: IDEX Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 14 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Illinois Tool Works Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Pay Underlying
Reference: Intel Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 8 9 — 9
Morgan Stanley, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 — (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Interpublic Group Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 35 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: Invesco QQQ Trust, Series 1
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: iShares China Large-Cap ETF
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 23 22 — 22
Morgan Stanley, Pay Underlying
Reference: iShares MSCI Emerging
Markets ETF Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 25 24 — 24

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 16 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 22 22 — 22
Morgan Stanley, Pay Underlying
Reference: Juniper Networks Monthly,
Receive Variable (0.216)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Juniper Networks Monthly,
Receive Variable (0.214)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Juniper Networks Monthly,
Receive Variable (0.210)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: KLA Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 40 (40) — (40)
Morgan Stanley, Pay Underlying
Reference: Kraft Heinz Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 3 3 — 3
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 7 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Laboratory Corp. of America
Holdings Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 12 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Laboratory Corp. of America
Holdings Monthly, Receive Variable
(0.204)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Lam Research Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 18 (18) — (18)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Lumen Technologies Monthly,
Receive Variable (0.214)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Lumen Technologies Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 5 5 — 5
Morgan Stanley, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable (0.214)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 3 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 10 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: MSCI Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 17 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Newmont Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Pay Underlying
Reference: NRG Energy Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 4 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: NVIDIA Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 11 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Paychex Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 32 (39) — (39)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Paychex Monthly, Receive
Variable (0.204)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 — (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 28 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 8 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 14 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Quest Diagnostics Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 9 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Quest Diagnostics Monthly,
Receive Variable (0.204)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: Realty Income Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 6 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: S&P Global Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 38 (37) — (37)
Morgan Stanley, Pay Underlying
Reference: SBA Monthly, Receive Variable
(0.211)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Receive Variable (0.213)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 43 (43) — (43)
Morgan Stanley, Pay Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 57 (58) — (58)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: SPDR S&P Oil & Gas
Exploration & Production ETF Monthly,
Receive Variable (1.066)% (1M USD
LIBOR + (1.15)%) Monthly, 1/20/22 1 1 — 1
Morgan Stanley, Pay Underlying
Reference: SPDR S&P Oil & Gas
Exploration & Production ETF Monthly,
Receive Variable (1.065)% (1M USD
LIBOR + (1.15)%) Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: SPDR S&P Oil & Gas
Exploration & Production ETF Monthly,
Receive Variable (1.061)% (1M USD
LIBOR + (1.15)%) Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: SPDR S&P Oil & Gas
Exploration & Production ETF Monthly,
Receive Variable (1.061)% (1M USD
LIBOR + (1.15)%) Monthly, 1/20/22 5 5 — 5
Morgan Stanley, Pay Underlying
Reference: SPDR S&P Retail ETF Monthly,
Receive Variable (2.261)% (1M USD
LIBOR + (2.35)%) Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: SVB Financial Group Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 10 10 — 10
Morgan Stanley, Pay Underlying
Reference: Target Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 8 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Teradyne Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 28 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Teucrium Corn Fund Monthly,
Receive Variable (2.811)% (1M USD
LIBOR + (2.90)%) Monthly, 1/20/22 1 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Teucrium Soybean Fund
Monthly, Receive Variable (6.761)% (1M
USD LIBOR + (6.85)%) Monthly, 1/20/22 3 4 — 4
Morgan Stanley, Pay Underlying
Reference: Truist Financial Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 19 19 — 19
Morgan Stanley, Pay Underlying
Reference: Tupperware Brands Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: U.S. Bancorp Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 25 25 — 25
Morgan Stanley, Pay Underlying
Reference: Valero Energy Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — (1) — (1)
Morgan Stanley, Pay Underlying
Reference: VanEck Vectors Oil Services
ETF Monthly, Receive Variable (0.516)%
(1M USD LIBOR + (0.60)%) Monthly,
1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: VanEck Vectors Oil Services
ETF Monthly, Receive Variable (0.515)%
(1M USD LIBOR + (0.60)%) Monthly,
1/20/22 4 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: VanEck Vectors Oil Services
ETF Monthly, Receive Variable (0.511)%
(1M USD LIBOR + (0.60)%) Monthly,
1/20/22 1 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: VanEck Vectors Oil Services
ETF Monthly, Receive Variable (0.511)%
(1M USD LIBOR + (0.60)%) Monthly,
1/20/22 2 3 — 3
Morgan Stanley, Pay Underlying
Reference: Ventas Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 2 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Verisk Analytics Monthly,
Receive Variable (0.211)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 13 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Verizon Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 2 — — —
Morgan Stanley, Pay Underlying
Reference: Whirlpool Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 1 1 — 1
Morgan Stanley, Pay Underlying
Reference: Xylem Monthly, Receive
Variable (0.211)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 20 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Zebra Technologies, Class A
Monthly, Receive Variable (0.211)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 18 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: 7GC Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: 7GC, Class A Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 142 142 — 142
Morgan Stanley, Receive Underlying
Reference: Air Products and Chemicals
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Allegiance Bancshares
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Alphabet, Class A Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 22 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Alphabet, Class C Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 12 12 — 12
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 40 (40) — (40)
Morgan Stanley, Receive Underlying
Reference: Amazon.com Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 11 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: American Tower Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — 1 — 1
Morgan Stanley, Receive Underlying
Reference: Amphenol, Class A Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 25 25 — 25
Morgan Stanley, Receive Underlying
Reference: Apartment Income REIT
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 11 11 — 11
Morgan Stanley, Receive Underlying
Reference: Apollo Global Management
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Atmos Energy Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 4 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Becton Dickinson & Company
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 6 6 — 6
Morgan Stanley, Receive Underlying
Reference: Biogen Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Black Knight Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 15 13 — 13
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Cadence BanCorp Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 11 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Camden Property Trust
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 14 14 — 14
Morgan Stanley, Receive Underlying
Reference: Carney Technology
Acquisition, Class A Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Cascade Acquisition, Class A
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: CBTX Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 5 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Cedar Fair Monthly, Pay
Variable 0.639% (1M USD LIBOR + 0.55%)
Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Celanese Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Chipotle Mexican Grill Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 21 21 — 21

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Citizens Financial Group
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 59 (52) — (52)
Morgan Stanley, Receive Underlying
Reference: CME Group Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 6 — 6
Morgan Stanley, Receive Underlying
Reference: Coca-Cola Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 1 — 1
Morgan Stanley, Receive Underlying
Reference: Concord Acquisition, Class A
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: ConocoPhillips Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 1 — 1
Morgan Stanley, Receive Underlying
Reference: ConocoPhillips Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 7 — 7
Morgan Stanley, Receive Underlying
Reference: DD3 Acquisition, Class A
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Delwinds Insurance
Acquisition, Class A Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Devon Energy Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 4 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Discovery, Class C Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 3 3 — 3
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 4 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Douglas Emmett Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Eagle Bancorp Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 3 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: elf Beauty Monthly, Pay
Variable 0.386% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 1 — 1
Morgan Stanley, Receive Underlying
Reference: elf Beauty Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 17 17 — 17
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 39 39 — 39
Morgan Stanley, Receive Underlying
Reference: EOG Resources Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 10 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Equity Distribution Acquisition,
Class A Monthly, Pay Variable 0.389% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Equity LifeStyle Properties
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 18 18 — 18
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Euronet Worldwide Monthly,
Pay Variable 0.386% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Euronet Worldwide Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 11 11 — 11
Morgan Stanley, Receive Underlying
Reference: Eversource Energy Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Exelon Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 5 — 5
Morgan Stanley, Receive Underlying
Reference: Facebook, Class A Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 23 23 — 23
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 6 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 22 22 — 22
Morgan Stanley, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
0.396% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — 1 — 1
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 3 — 3
Morgan Stanley, Receive Underlying
Reference: Generation Bio Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 3 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Goldman Sachs Group
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Hartford Financial Services
Group Monthly, Pay Variable 0.389% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 6 — 6
Morgan Stanley, Receive Underlying
Reference: Humana Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 11 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Huntington Bancshares
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Ingersoll Rand Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 3 3 — 3
Morgan Stanley, Receive Underlying
Reference: International Flavors &
Fragrances Monthly, Pay Variable 0.389%
(1M USD LIBOR + 0.30%) Monthly,
1/20/22 9 9 — 9
Morgan Stanley, Receive Underlying
Reference: Intuit Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 12 11 — 11
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 14 14 — 14
Morgan Stanley, Receive Underlying
Reference: Kansas City Southern Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Keysight Technologies
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 9 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Kimberly-Clark Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: KKR Monthly, Pay Variable
0.639% (1M USD LIBOR + 0.55%)
Monthly, 1/20/22 19 19 — 19
Morgan Stanley, Receive Underlying
Reference: L3Harris Technologies
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 8 8 — 8
Morgan Stanley, Receive Underlying
Reference: Liberty Broadband, Class C
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 11 11 — 11
Morgan Stanley, Receive Underlying
Reference: Lionheart Acquisition, Class
A Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 2 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Live Nation Entertainment
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Lululemon Athletica Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 10 10 — 10
Morgan Stanley, Receive Underlying
Reference: Marriott International, Class A
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 7 6 — 6
Morgan Stanley, Receive Underlying
Reference: Martin Marietta Materials
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 4 6 — 6
Morgan Stanley, Receive Underlying
Reference: Mastercard, Class A Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 3 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Norfolk Southern Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: NVR Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 15 15 — 15
Morgan Stanley, Receive Underlying
Reference: Omnichannel Acquisition,
Class A Monthly, Pay Variable 0.389% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Oportun Financial Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 9 9 — 9
Morgan Stanley, Receive Underlying
Reference: Outfront Media Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 4 4 — 4
Morgan Stanley, Receive Underlying
Reference: Parker-Hannifin Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 6 — 6
Morgan Stanley, Receive Underlying
Reference: Paylocity Holding Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 25 24 — 24
Morgan Stanley, Receive Underlying
Reference: Payoneer Global Monthly, Pay
Variable 0.384% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Payoneer Global Monthly, Pay
Variable 0.387% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Payoneer Global Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Payoneer Global Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Pershing Square Tontine
Holdings, Class A Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 5 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: PMV, Class A Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: PNC Financial Services Group
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 16 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: PPD Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: PropTech Investment, Class
A Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: QUALCOMM Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 21 21 — 21
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 1 1 — 1
Morgan Stanley, Receive Underlying
Reference: Reliance Steel & Aluminum
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 14 14 — 14
Morgan Stanley, Receive Underlying
Reference: Republic Services Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 10 10 — 10
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 46 46 — 46
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Scholar Rock Holding Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 8 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Sealed Air Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Sempra Energy Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Senior, Class A Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Sherwin-Williams Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 8 8 — 8
Morgan Stanley, Receive Underlying
Reference: SI-BONE Monthly, Pay Variable
0.386% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: SI-BONE Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 3 3 — 3
Morgan Stanley, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 6 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 5 5 — 5
Morgan Stanley, Receive Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Pay Variable 0.396% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Spirit of Texas Bancshares
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 4 3 — 3
Morgan Stanley, Receive Underlying
Reference: State Street Monthly, Pay
Variable 0.396% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 5 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Sun Country Airlines Holdings
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Texas Instruments Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 19 23 — 23
Morgan Stanley, Receive Underlying
Reference: Tradeweb Markets, Class A
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 2 2 — 2
Morgan Stanley, Receive Underlying
Reference: Travelers Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: VEREIT Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 8 8 — 8
Morgan Stanley, Receive Underlying
Reference: Vertex Pharmaceuticals
Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — 1 — 1
Morgan Stanley, Receive Underlying
Reference: Visa, Class A Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 7 — 7
Morgan Stanley, Receive Underlying
Reference: Walt Disney Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 13 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Wayfair, Class A Monthly, Pay
Variable 0.300% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Wayfair, Class A Monthly, Pay
Variable 0.384% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 3 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Wayfair, Class A Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 9 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Wayfair, Class A Monthly, Pay
Variable 0.390% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 5 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: WEC Energy Group Monthly,
Pay Variable 0.389% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 1 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Welltower Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 7 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Workday, Class A Monthly, Pay
Variable 0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 8 7 — 7
Morgan Stanley, Receive Underlying
Reference: Xilinx Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 20 20 — 20
Morgan Stanley, Receive Underlying
Reference: Yellowstone Acquisition, Class
A Monthly, Pay Variable 0.389% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 — — — —
Morgan Stanley, Receive Underlying
Reference: Zendesk Monthly, Pay Variable
0.387% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 6 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Zendesk Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 9 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Zendesk Monthly, Pay Variable
0.390% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 3 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Zoetis Monthly, Pay Variable
0.389% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 2 2 — 2
Total United States — (47)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Virgin Islands (British) (0.0)%
Morgan Stanley, Receive Underlying
Reference: Eucrates Biomedical
Acquisition Monthly, Pay Variable 0.389%
(1M USD LIBOR + 0.30%) Monthly,
1/20/22 — (1) — (1)
Total Virgin Islands (British) — (1)
Total Bilateral Total Return Swaps — (2)
Total Bilateral Swaps — (2)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Interest Rate Swaps 0.1%
China 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.745% Quarterly, Pay Variable 2.500% (7
Day Interbank Repo) Quarterly, 6/2/26 75,700 131 — 131
Total China 131
Czech 0.0%
2 Year Interest Rate Swap, Pay Fixed
1.315% Annually, Receive Variable 0.540%
(6M CZK PRIBOR) Semi-Annually, 6/3/23 220,000 48 — 48
Total Czech 48
Poland (0.0)%
10 Year Interest Rate Swap, Pay Fixed
1.906% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/4/31 8,500 (46) 1 (47)
Total Poland (47)
Total Centrally Cleared Interest Rate Swaps 132

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.1)%
United States (0.1)%
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.600% at Maturity, Pay
Variable (Change in CPI) at Maturity,
6/25/26 9,500 (150) — (150)
Total United States (150)
Total Centrally Cleared Zero-Coupon Inflation Swaps (150)
Total Centrally Cleared Swaps (18)
Net payments (receipts) of variation margin to date 58
Variation margin receivable (payable) on centrally cleared swaps $ 40

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/31/21 USD 1,679 AUD 2,280 $ 6
Bank of America 8/31/21 USD 2,957 NOK 26,072 6
Bank of America 8/31/21 USD 800 SEK 6,880 —
BNP Paribas 8/31/21 INR 704,796 USD 9,435 7
BNP Paribas 8/31/21 USD 1,811 EUR 1,532 (7)
Citibank 8/31/21 USD 1,573 CHF 1,437 (15)
Goldman Sachs 8/3/21 BRL 6,667 USD 1,318 (38)
Goldman Sachs 8/3/21 USD 1,293 BRL 6,667 14
Goldman Sachs 8/6/21 TWD 25,000 USD 894 —
Goldman Sachs 8/6/21 USD 896 TWD 25,000 2
Goldman Sachs 8/31/21 USD 538 ZAR 8,060 (10)
Goldman Sachs 8/31/21 ZAR 9,509 USD 635 12
Goldman Sachs 9/2/21 BRL 3,333 USD 640 (3)
Goldman Sachs 9/30/21 USD 896 TWD 25,000 (1)
HSBC Bank 8/31/21 MXN 34,375 USD 1,707 13
Standard Chartered 8/31/21 USD 246 INR 18,373 —
Standard Chartered 8/31/21 USD 573 NZD 819 2
State Street 8/31/21 TRY 31,972 USD 3,665 68
State Street 8/31/21 USD 69 CAD 87 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 56

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 9 CAC40 10 Euro Index contracts 8/21 706 $ 8
Long, 21 Hang Seng Index contracts 8/21 3,499 (15)
Short, 46 OMXS30 Index contracts 8/21 (1,267) (25)
Long, 18 ASX SPI 200 Index contracts 9/21 2,411 —
Short, 6 Dax Performance Index contracts 9/21 (2,767) 3
Long, 80 Euro BOBL contracts 9/21 12,846 87
Long, 8 Euro BTP contracts 9/21 1,464 36
Long, 30 Euro BUND contracts 9/21 6,284 38
Long, 22 Euro BUXL thirty year bond contracts 9/21 5,612 67
Short, 11 FTSE 100 Index contracts 9/21 (1,065) 2
Long, 18 FTSE Index contracts 9/21 2,707 (17)
Short, 11 Government of Canada ten year bond
contracts 9/21 (1,305) —
Long, 48 Long Gilt contracts 9/21 8,660 146
Long, 5 Mini ten year JGB contracts 9/21 694 2
Short, 54 MSCI Emerging Markets Index contracts 9/21 (3,450) 202
Short, 60 S&P 500 E-Mini Index contracts 9/21 (13,169) (123)
Short, 43 Tokyo Price Index contracts 9/21 (7,467) 195
Long, 56 U.S. Treasury Long Bond contracts 9/21 9,224 86
Short, 94 U.S. Treasury Notes five year contracts 9/21 (11,698) (85)
Long, 17 U.S. Treasury Notes ten year contracts 9/21 2,286 6
Long, 39 U.S. Treasury Notes two year contracts 9/21 8,606 5
Net payments (receipts) of variation margin to date (405)
Variation margin receivable (payable) on open futures contracts $ 213

T. ROWE PRICE Multi-Strategy Total Return Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Credit Fund - I Class,
3.62%  $ (6) $ 1,035 $ 701
T. Rowe Price Dynamic Global Bond Fund - I
Class, 3.29%  (2) 301 566
T. Rowe Price Government Reserve Fund, 0.04% — — 8
T. Rowe Price Short-Term Fund, 0.07% — — —++
Affiliates not held at period end 8,602 (3,748) 210
Totals $ 8,594# $ (2,412) $ 1,485+

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Communications
& Technology Fund - I Class  $ — $ 3,400 $ 3,400 $ —
T. Rowe Price Dynamic Credit
Fund - I Class, 3.62%  18,918 12,886 1,946 30,893
T. Rowe Price Dynamic Global
Bond Fund - I Class, 3.29%  15,037 18,119 2,002 31,455
T. Rowe Price Financial
Services Fund - I Class  — 1,897 1,897 —
T. Rowe Price Global Consumer
Fund  — 2,681 2,681 —
T. Rowe Price Global Industrials
Fund - I Class  — 3,539 3,539 —
T. Rowe Price Global Real
Estate Fund - I Class  — 501 501 —
T. Rowe Price Global Stock
Fund - I Class  16,031 6,190 18,951 —
T. Rowe Price Global
Technology Fund - I Class  — 4,829 4,829 —
T. Rowe Price Health Sciences
Fund - I Class  — 2,750 2,750 —
T. Rowe Price New Era Fund - I
Class  — 1,970 1,970 —
T. Rowe Price Ultra Short-Term
Bond Fund - I Class, 0.55%  12,741 18,259 30,522 —
T. Rowe Price Government
Reserve Fund, 0.04% 29,727  ¤  ¤ 53,985
T. Rowe Price Short-Term Fund,
0.07% 2,265  ¤  ¤ 1,705
Total $ 118,038^
# Capital gain distributions from mutual funds represented $1,824 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,485 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $116,127.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Multi-Strategy Total Return Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Multi-Strategy Total Return Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 12,438 $ — $ 12,438
Bank Loans — 24,344 528 24,872
Bond Mutual Funds 62,348 — — 62,348
Common Stocks 29,200 12,088 — 41,288
Convertible Preferred Stocks — 1,681 156 1,837
Preferred Stocks 2 275 — 277
Short-Term Investments 53,985 — — 53,985
Securities Lending Collateral 1,705 — — 1,705
Options Purchased — 85 — 85
Total Securities 147,240 50,911 684 198,835
Swaps* — 2,769 — 2,769
Forward Currency Exchange
Contracts — 130 — 130
Futures Contracts* 883 — — 883
Total $ 148,123 $ 53,810 $ 684 $ 202,617
Liabilities
Options Written $ 89 $ 526 $ — $ 615
Swaps* — 2,789 — 2,789
Forward Currency Exchange
Contracts — 74 — 74
Futures Contracts* 265 — — 265
Total $ 354 $ 3,389 $ — $ 3,743

T. ROWE PRICE Multi-Strategy Total Return Fund

F1112-054Q3 07/21
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.